UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund:	BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2018

Date of reporting period: 12/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 57.2%
AIMCO CLO, Series 2015-AA, Class E, (3 mo. LIBOR US + 7.820%), 9.18%, 01/15/28 (a)(b)	$1,000	$1,000,121
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 07/25/47 (b)(c)	247	244,834
Series 2016-B, Class A, 4.00%, 09/25/65 (b)(c)	144	143,492
Series 2017-D, Class A, 3.75%, 12/25/57 (b)(d)(e)	2,820	2,820,000
Series 2017-D, Class B, 0.00%, 12/25/57 (b)(d)(e)	2,000	1,241,200
Allegro CLO II Ltd.:
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.310%), 2.67%, 01/21/27 (a)(b)	1,000	1,004,535
Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.850%), 5.21%, 01/21/27 (a)(b)	250	250,479
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 0.00%, 01/16/30 (a)(b)(d)	1,000	1,000,000
Allegro CLO, Ltd., Series 2016-1X, Class D, (3 mo. LIBOR US + 3.850%), 5.57%, 01/15/29 (a)(b)	500	510,026
ALM VI Ltd., Series 2012-6A, Class DRR, (3 mo. LIBOR US + 5.450%), 6.81%, 07/15/26 (a)(b)	600	604,921
ALM VII Ltd., Series 2012-7A, Class A1R, (3 mo. LIBOR US + 1.480%), 2.84%, 10/15/28 (a)(b)	1,000	1,006,908
ALM XIV Ltd.:
(3 mo. LIBOR US + 4.200%), 0.00%, 07/28/26 (a)(b)	2,000	1,356,814
Series 2014-14A, Class BR, (3 mo. LIBOR US + 2.100%), 3.48%, 07/28/26 (a)(b)	1,250	1,250,113
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (3 mo. LIBOR US + 5.810%), 7.16%, 04/17/29 (a)(b)	500	497,465
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.650%), 4.03%, 04/28/26 (a)(b)	500	501,285
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.400%), 4.78%, 07/28/26 (a)(b)	1,000	1,007,401
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.200%), 3.56%, 10/15/26 (a)(b)	1,000	1,000,022
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 2.66%, 10/15/27 (a)(b)	1,500	1,502,048
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class D, (3 mo. LIBOR US + 4.200%), 5.58%, 07/28/28 (a)(b)	250	253,466
Series 2016-8A, Class E, (3 mo. LIBOR US + 6.500%), 7.88%, 07/28/28 (a)(b)	777	794,463
Anchorage Capital CLO Ltd.:

Security	Par (000)	Value
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 3.51%, 10/13/30 (a)(b)	$500	$505,818
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 0.00%, 01/15/30 (a)(b)(d)	. 1,250	1,250,000
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 0.00%, 01/15/30 (a)(b)(d)	. 2,000	2,000,000
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.400%), 0.00%, 01/15/30 (a)(b)	1,000	1,000,000
Apidos CLO XVIII, Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.250%), 4.61%, 07/22/26 (a)(b)	250	253,260
Apidos CLO XXI, Series 2015-21X, Class D, (3 mo. LIBOR US + 5.550%), 7.28%, 07/18/27 (a)(b)	500	507,189
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 7.36%, 10/20/27 (a)(b)	500	508,702
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 7.31%, 01/14/27 (a)(b)	500	507,515
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.18%, 09/15/26 (a)(b)	190	193,019
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.300%), 2.78%, 04/15/27 (a)(b)	1,920	1,942,914
Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.500%), 3.98%, 04/15/27 (a)(b)	438	443,289
ARES XL CLO Ltd., Series 2016-40A, Class D, (3 mo. LIBOR US + 6.600%), 7.96%, 10/15/27 (a)(b)	1,000	1,033,118
ARES XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.470%), 7.83%, 10/15/29 (a)(b)	750	764,071
Ares XXXIII CLO Ltd.:
Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.200%), 5.69%, 12/05/25 (a)(b)	250	256,397
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.230%), 7.72%, 12/05/25 (a)(b)	500	514,954
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.200%), 6.58%, 07/29/26 (a)(b)	500	500,242
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 8.60%, 07/18/28 (a)(b)	250	257,097
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 2.54%, 10/15/30 (a)(b)	600	604,023
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 1.79%, 05/25/35 (a)(d)	77	59,152

Portfolio Abbreviations

ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
AGM	Assured Guaranty Municipal Corp.	OTC	Over-the-counter
AMT	Alternative Minimum Tax (subject to)	RAN	Revenue Anticipation Notes
BAN	Bond Anticipation Notes	RB	Revenue Bonds
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
DAC	Designated Activity Company	S&P	Standard & Poor’s
EDA	Economic Development Authority	TBA	To-be-announced
GO	General Obligation Bonds	USD	US Dollar
IDA	Industrial Development Authority

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
ArrowMark Colorado Holdings, Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.160%), 0.00%, 10/25/30 (a)(b)	$1,100	$1,100,000
Atrium VIII, Series 8A, Class DR, (3 mo. LIBOR US + 4.000%), 5.36%, 10/23/24 (a)(b)	325	330,256
Atrium X, Series 10A, Class E, (3 mo. LIBOR US + 4.500%), 5.86%, 07/16/25 (a)(b)	650	650,380
Babson CLO Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 2.55%, 10/20/30 (a)(b)	1,000	1,008,302
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.550%), 7.91%, 04/23/27 (a)(b)	250	255,374
Ballyrock CLO LLC, Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.650%), 5.01%, 10/20/26 (a)(b)	1,750	1,753,840
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.50%, 10/22/25 (a)(b)	1,000	1,000,785
Battalion CLO X Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 7.000%), 8.36%, 01/24/29 (a)(b)	500	516,535
Bayview Financial Revolving Asset Trust:
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 2.56%, 02/28/40 (a)(b)	2,227	1,993,202
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 2.56%, 12/28/40 (a)(b)	3,628	3,281,950
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 2.49%, 12/28/40 (a)(b)	2,538	2,247,069
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 1.87%, 03/25/37 (a)	854	624,907
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 1.69%, 03/25/37 (a)	159	153,831
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 1.90%, 04/25/37 (a)	326	256,699
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 2.53%, 01/25/36 (a)	343	336,774
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 2.85%, 01/20/29 (a)(b)	500	504,121
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 2.54%, 10/22/30 (a)(b)	1,000	1,005,672
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 6.81%, 04/13/27 (a)(b)	250	252,021
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, (3 mo. LIBOR US + 0.250%), 1.84%, 12/15/20 (a)(b)	106	106,176
Series 2006-1A, Class C, (3 mo. LIBOR US + 0.700%), 2.29%, 12/15/20 (a)(b)	250	249,274
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR, (3 mo. LIBOR US + 4.100%), 5.46%, 10/14/28 (a)(b)	500	508,503
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 2.81%, 01/20/29 (a)(b)	935	948,531
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.750%), 4.10%, 04/17/25 (a)(b)	500	501,029
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 3.270%), 4.64%, 07/27/26 (a)(b)	1,000	1,012,836
Series 2014-3A, Class D1, (3 mo. LIBOR US + 5.100%), 6.47%, 07/27/26 (a)(b)	1,400	1,407,355

Security	Par (000)	Value
Series 2014-3A, Class D2R (3 mo. LIBOR US + 5.750%), 7.12%, 07/27/26 (a)(b)	$500	$501,748
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.50%, 10/16/25 (a)(b)	1,000	1,000,690
Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 7.46%, 10/20/27 (a)(b)	500	513,238
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 9.86%, 10/20/27 (a)(b)	149	151,536
Series 2016-1A, Class D, (3 mo. LIBOR US + 7.600%), 8.96%, 04/20/27 (a)(b)	1,250	1,280,539
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 1.67%, 10/25/36 (a)	329	218,617
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36 (a)	174	116,501
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 1.80%, 10/25/36 (a)	2,684	1,811,195
Series 2006-NC2, Class A3, (1 mo. LIBOR US + 0.150%), 1.70%, 06/25/36 (a)	736	727,817
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 1.79%, 08/25/36 (a)	630	408,663
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36 (a)	100	89,147
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 2.58%, 07/20/30 (a)(b)	1,500	1,513,040
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 2.60%, 10/17/29 (a)(b)	2,500	2,513,998
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 3.07%, 10/17/29 (a)(b)	500	503,468
Series 2017-3A, Class E1, (3 mo. LIBOR US + 6.500%), 7.87%, 10/17/29 (a)(b)	1,000	1,025,543
C-BASS Trust:
Series 2007-CB1, Class AF2, 3.71%, 01/25/37 (c)	319	157,812
Series 2006-CB9, Class A2, (1 mo. LIBOR US + 0.110%), 1.66%, 11/25/36 (a)	64	41,755
Series 2006-CB9, Class A4, (1 mo. LIBOR US + 0.230%), 1.78%, 11/25/36 (a)	17	11,193
Series 2007-CB5, Class A2, (1 mo. LIBOR US + 0.170%), 1.50%, 04/25/37 (a)	63	47,536
CIFC Funding Ltd.:
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.900%), 3.26%, 07/22/26 (a)(b)	250	251,029
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.380%), 2.73%, 10/17/26 (a)(b)	500	501,014
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.700%), 4.05%, 01/17/27 (a)(b)	750	754,279
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 8.11%, 10/21/28 (a)(b)	500	517,383
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 1.87%, 11/25/36 (a)	290	246,156
Clear Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.300%), 7.66%, 10/20/30 (a)(b)	1,000	1,003,882
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28 (e)	63	50,431
Series 1998-4, Class M1, 6.83%, 04/01/30 (e)	1,228	1,085,820

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 1998-8, Class M1, 6.98%, 09/01/30 (e)	$1,176	$980,596
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29 (e)	2,456	1,346,161
Series 2000-4, Class A6, 8.31%, 05/01/32 (e)	2,451	1,315,061
Countrywide Asset-Backed Certificates:
Series 2005-16, Class 1AF, 5.07%, 05/25/36 (e)	2,360	2,924,672
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 1.49%, 09/25/46 (a)	17	16,370
Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 1.93%, 05/25/37 (a)	179	161,246
Countrywide Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 1.75%, 03/15/34 (a)	61	54,676
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.43%, 12/25/36 (c)	25	20,726
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(c)	2,900	2,982,840
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.220%), 1.77%, 09/25/36 (a)(b)	6,761	1,179,559
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 1.86%, 05/25/46 (a)(b)	91	79,626
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 5.84%, 07/25/27	591	788,337
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 1.78%, 12/15/33 (a)(b)(d)	53	48,889
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.67%, 05/15/35 (a)(b)(d)	21	18,339
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.150%), 1.63%, 10/15/36 (a)	516	468,358
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 0.00%, 01/15/31 (a)(b)	2,000	2,000,000
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class AR, (3 mo. LIBOR US + 1.080%), 2.43%, 04/18/26 (a)(b)	1,000	1,003,346
Elevation CLO Ltd., Series 2016-5A, Class E, (3 mo. LIBOR US + 6.950%), 8.31%, 07/15/28 (a)(b)	500	508,744
First Franklin Mortgage Loan Trust:
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 1.69%, 12/25/36 (a)	725	451,108
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 1.70%, 12/25/36 (a)	3,540	2,932,793
Series 2006-FF5, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 04/25/36 (a)	63	59,711
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.69%, 02/25/37 (a)	3,167	2,547,750
Galaxy XVI CLO Ltd., Series 2013-16A, Class CR, (3 mo. LIBOR US + 2.250%), 3.67%, 11/16/25 (a)(b)	1,500	1,505,300

Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, (3 mo. LIBOR US + 6.500%), 7.86%, 01/20/28 (a)(b)	500	500,981

Security	Par (000)	Value
GCAT LLC, Series 2017-4, Class A1, 3.23%, 05/25/22 (b)(c)	$892	$892,526
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 1.80%, 12/25/35 (a)	32	32,608
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.400%), 7.76%, 10/15/30 (a)(b)	1,000	1,014,807
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.210%), 1.76%, 11/25/36 (a)	513	546,676
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.070%), 2.60%, 01/18/31 (a)(b)(d)	1,350	1,350,000
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 3.70%, 01/17/27 (a)(b)	500	501,906
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37 (e)	30	12,415
GSAMP Trust, Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 1.67%, 09/25/36 (a)	164	78,286
Highbridge Loan Management Ltd.:
Series 5X-2015, Class E, (3 mo. LIBOR US + 1.150%), 6.73%, 01/29/26 (a)	900	904,857
Series 7A-2015, Class E, (3 mo. LIBOR US + 5.750%), 7.17%, 11/15/26 (a)(b)	500	499,729
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.030%), 3.58%, 07/25/34 (a)	36	36,716
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 1.75%, 07/25/37 (a)	316	214,027
HPS Loan Management Ltd., Series 10A-16, Class C, (3 mo. LIBOR US + 3.650%), 5.01%, 01/20/28 (a)(b)	500	505,726
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 07/25/36 (c)	1,694	922,258
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 0.00%, 01/20/31 (a)(b)(d)	2,000	2,000,000
LCM XVIII LP, Series 18A, Class B1, (3 mo. LIBOR US + 2.300%), 3.66%, 04/20/27 (a)(b)	500	500,681
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33 (c)	1,328	1,081,069
Lendmark Funding Trust:
Series 2017-1A, Class A, 2.83%, 12/22/25 (b)	2,500	2,494,187
Series 2017-1A, Class B, 3.77%, 12/22/25 (b)	1,570	1,577,644
Series 2017-2A, Class A, 2.80%, 05/20/26 (b)	3,840	3,824,894
Series 2017-2A, Class B, 3.38%, 05/20/26 (b)	2,540	2,525,162
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 1.77%, 11/25/36 (a)	4,153	2,085,058
Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 1.74%, 03/25/46 (a)	3,899	1,990,279
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.290%), 1.84%, 03/25/46 (a)	864	450,227
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 1.81%, 05/25/36 (a)	998	523,662
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 08/25/36 (a)	5,510	3,164,654

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 09/25/36 (a)	$6,401	$2,967,064
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.66%, 10/25/36 (a)	6,115	3,028,106
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36 (a)	724	361,094
Madison Park Funding XIII Ltd., Series 2014-13A, Class E, (3 mo. LIBOR US + 5.000%), 6.36%, 01/19/25 (a)(b)	1,000	1,003,922
Madison Park Funding XIV Ltd.:
Series 2014-14A, Class A2R, (3 mo. LIBOR US + 1.120%), 2.48%, 07/20/26 (a)(b)	3,250	3,261,729
Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.250%), 4.61%, 07/20/26 (a)(b)	500	504,091
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.450%), 4.82%, 01/27/26 (a)(b)	1,000	1,003,193
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 2.55%, 10/21/30 (a)(b)	1,750	1,759,713
Madison Park Funding XX Ltd., Series 2016-20A, Class E, (3 mo. LIBOR US + 7.400%), 8.77%, 04/27/27 (a)(b)	250	256,528
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 2.52%, 07/29/30 (a)(b)	1,000	1,007,801
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 1.81%, 06/25/36 (a)(b)	500	399,582
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 1.70%, 06/25/36 (a)	1,285	750,525
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 1.83%, 05/25/37 (a)	83	69,335
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 1.81%, 06/25/46 (a)(b)	35	33,079
MERIT Securities Corp., Series 13, Class M2, 7.93%, 12/28/33 (c)	1,640	1,267,297
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 1.79%, 05/25/37 (a)	2,718	1,903,455
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 1.81%, 08/25/37 (a)	2,360	639,787
Morgan Stanley IXIS Real Estate Capital Trust:
Series 2006-2, Class A2, (1 mo. LIBOR US + 0.110%), 1.66%, 11/25/36 (a)	63	31,292
Series 2006-2, Class AFPT, (1 mo. LIBOR US + 0.070%), 1.62%, 11/25/36 (a)	2,214	1,088,012
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, (3 mo. LIBOR US + 2.180%), 3.54%, 01/20/24 (a)(b)	500	505,948
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.25%, 05/15/40 (b)	1,086	1,094,179
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.400%), 3.76%, 01/15/28 (a)(b)	1,000	1,000,858
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 6.36%, 01/15/28 (a)(b)	1,000	1,000,187
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 2.56%, 10/18/30 (a)(b)	1,050	1,054,684
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 1.95%, 10/25/36 (a)(b)	863	769,141

Security	Par (000)	Value
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.300%), 4.66%, 10/20/25 (a)(b)	$750	$755,523
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class DR, (3 mo. LIBOR US + 3.250%), 4.61%, 07/20/26 (a)(b)	1,000	1,005,703
Oak Hill Credit Partners XI Ltd., Series 2015-11A, Class E, (3 mo. LIBOR US + 6.700%), 8.06%, 10/20/28 (a)(b)	500	516,296
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19 (e)	47	37,437
Series 2002-A, Class M1, 7.76%, 03/15/32 (e)	2,195	1,882,251
Series 2002-C, Class M1, 6.89%, 11/15/32 (e)	2,462	2,049,814
OCP CLO Ltd.:
Series 2016-11A, Class PS, 0.00%, 04/26/28 (b)(f)	1,000	854,314
Series 2014-7A, Class A1AR, (3 mo. LIBOR US + 0.950%), 2.31%, 10/20/26 (a)(b)	470	470,165
Series 2016-12A, Class A1, (3 mo. LIBOR US + 1.570%), 2.92%, 10/18/28 (a)(b)	1,000	1,011,254
Series 2016-12A, Class C, (3 mo. LIBOR US + 4.150%), 5.50%, 10/18/28 (a)(b)	1,000	1,014,643
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 2.34%, 05/21/27 (a)(b)	500	500,243
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 2.59%, 01/20/31 (a)(b)	1,000	1,002,209
Octagon Investment Partners XVII Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.000%), 2.37%, 10/25/25 (a)(b)	500	500,662
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.680%), 3.05%, 10/25/25 (a)(b)	250	250,716
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.480%), 4.90%, 12/16/24 (a)(b)	250	251,314
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 6.600%), 8.01%, 11/14/26 (a)(b)	250	250,868
OFSI Fund VI Ltd., Series 2014-6A, Class A2, (3 mo. LIBOR US + 1.900%), 3.26%, 03/20/25 (a)(b)	2,500	2,503,410
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 09/18/24 (b)	6	6,041
Series 2014-2A, Class B, 3.02%, 09/18/24 (b)	1,000	1,000,446
Series 2014-2A, Class C, 4.33%, 09/18/24 (b)	100	100,300
Series 2014-2A, Class D, 5.31%, 09/18/24 (b)	2,000	2,019,036
Series 2015-1A, Class A, 3.19%, 03/18/26 (b)	2,000	2,010,225
Series 2015-1A, Class C, 5.12%, 03/18/26 (b)	3,500	3,540,153
Series 2015-2A, Class A, 2.57%, 07/18/25 (b)	1,336	1,335,506
Series 2015-2A, Class C, 4.32%, 07/18/25 (b)	2,000	2,006,999
Series 2015-2A, Class D, 5.64%, 07/18/25 (b)	3,500	3,491,166

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2015-3A, Class D, 6.94%, 11/20/28 (b)(d)	$1,000	$1,005,600
Series 2016-1A, Class A, 3.66%, 02/20/29 (b)	2,600	2,641,808
Series 2016-1A, Class B 4.57%, 02/20/29 (b)	3,500	3,601,299
Series 2016-2A, Class A, 4.10%, 03/20/28 (b)	3,000	3,038,755
OZLM Funding II Ltd.:
Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.440%), 2.82%, 10/30/27 (a)(b)	1,000	1,002,382
Series 2012-2A, Class DR, (3 mo. LIBOR US + 7.300%), 8.68%, 10/30/27 (a)(b)	500	512,122
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.000%), 4.36%, 01/22/29 (a)(b)	500	509,892
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 2.61%, 10/22/30 (a)(b)	500	503,273
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 3.06%, 10/22/30 (a)(b)	500	505,423
OZLM Funding V Ltd., Series 2013-5A, Class BR, (3 mo. LIBOR US + 2.350%), 3.70%, 01/17/26 (a)(b)	1,500	1,502,330
OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 4.91%, 01/20/27 (a)(b)	1,500	1,504,778
OZLM VI Ltd., Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.700%), 4.05%, 04/17/26 (a)(b)	250	250,547
OZLM VII Ltd., Series 2014-7A, Class B1R, (3 mo. LIBOR US + 2.250%), 3.60%, 07/17/26 (a)(b)	750	751,906
OZLM VIII Ltd., Series 2014-8A, Class BR, (3 mo. LIBOR US + 2.250%), 3.60%, 10/17/26 (a)(b)	500	501,289
OZLM XIV Ltd., Series 2015-14A, Class D, (3 mo. LIBOR US + 6.350%), 7.71%, 01/15/29 (a)(b)	500	502,340
OZLM XV Ltd., Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 2.85%, 01/20/29 (a)(b)	500	505,612
Palmer Square CLO Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.92%, 05/15/25 (a)(b)	1,000	1,000,197
Series 2013-2A, Class BR, (3 mo. LIBOR US + 2.250%), 3.60%, 10/17/27 (a)(b)	1,000	1,007,779
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 2.86%, 01/17/31 (a)(b)(d)	1,000	1,000,000
Series 2014-1A, Class CR, (3 mo. LIBOR US + 4.000%), 5.35%, 01/17/27 (a)(b)	400	400,015
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.650%), 4.38%, 01/17/31 (a)(b)(d) .	400	400,000
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 7.000%), 8.31%, 08/23/28 (a)(b)	500	506,494
PFS Financing Corp., Series 2017-AA, Class B, (1 mo. LIBOR US + 0.950%), 2.43%, 03/15/21 (a)(b)	3,000	3,002,428
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22 (b)(c)(d)	664	665,581
Pretium Mortgage Credit Partners I LLC:
Series 2017-NPL2, Class A1, 3.25%, 03/28/57 (b)(c)	2,128	2,130,194
Series 2017-NPL3, Class A1, 3.25%, 06/29/32 (b)(c)	1,355	1,354,184
Progress Residential Trust:

Security	Par (000)	Value
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (b)	$1,438	$1,426,430
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.850%), 5.31%, 09/17/33 (a)(b)	150	153,966
Series 2016-SFR2, Class A, (1 mo. LIBOR US + 1.400%), 2.86%, 01/17/34 (a)(b)	500	504,804
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 5.01%, 01/17/34 (a)(b)	200	205,198
RAMP Series Trust, Series 2007-RS1, Class A3, (1 mo. LIBOR US + 0.170%), 1.72%, 02/25/37 (a)	3,395	1,875,088
Regatta V Funding Ltd., Series 2014-1A, Class BR, (3 mo. LIBOR US + 2.300%), 3.67%, 10/25/26 (a)(b)	250	250,867
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 2.73%, 04/15/29 (a)(b)	1,500	1,510,775
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.400%), 6.76%, 04/15/29 (a)(b)	1,000	997,439
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 3.54%, 10/15/29 (a)(b)	1,000	1,002,215
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.450%), 4.69%, 10/15/29 (a)(b)	1,000	1,023,098
Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 7.32%, 10/15/29 (a)(b)	1,000	1,006,987
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.500%), 4.85%, 07/17/26 (a)(b)	250	250,918
Shackleton CLO Ltd., Series 2014-5A, Class AR, (3 mo. LIBOR US + 1.140%), 2.53%, 05/07/26 (a)(b)	1,000	1,001,532
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 2.60%, 07/20/30 (a)(b)	1,500	1,510,180
SLM Private Credit Student Loan Trust, Series 2005-B, Class B, (3 mo. LIBOR US + 0.400%), 1.99%, 06/15/39 (a)	3,067	3,006,130
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 05/16/44 (b)	2,500	2,498,918
SMB Private Education Loan Trust:
Series 2015-C, Class B, 3.50%, 09/15/43 (b)(d)	1,995	1,995,000
Series 2015-C, Class C, 4.50%, 09/17/46 (b)	1,000	1,002,443
Series 2017-B, Class A2A, 2.82%, 10/15/35 (b)	1,960	1,952,557
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 2.10%, 10/15/35 (a)(b)	1,170	1,174,300
Sound Point CLO IV Ltd.:
Series 2013-3A, Class CR, (3 mo. LIBOR US + 2.250%), 3.61%, 01/21/26 (a)(b)	1,000	1,003,517
Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.400%), 4.76%, 01/21/26 (a)(b)	500	501,092
Sound Point CLO V Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 4.250%), 5.60%, 04/18/26 (a)(b)	1,000	998,778
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.300%), 2.66%, 01/23/27 (a)(b)	250	251,694
Sound Point CLO X Ltd., Series 2015-3A, Class E, (3 mo. LIBOR US + 6.750%), 8.11%, 01/20/28 (a)(b)	750	765,707
Sound Point CLO XI Ltd.:
Series 2016-1A, Class A, (3 mo. LIBOR US + 1.650%), 3.01%, 07/20/28 (a)(b)	250	252,097
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.950%), 8.31%, 07/20/28 (a)(b)	500	516,967

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 3.02%, 10/20/28 (a)(b)	$250	$252,537
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 2.75%, 01/23/29 (a)(b)	1,500	1,510,654
Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.120%), 0.00%, 01/20/31 (a)(b)(d)	1,000	1,000,000
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.800%), 2.35%, 01/25/35 (a)	336	317,914
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29 (b)	1,816	1,826,801
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (b)	2,000	2,007,942
Series 2015-AA, Class B, 3.62%, 11/15/24 (b)	250	250,826
Series 2015-AA, Class D, 6.31%, 11/15/24 (b)	1,000	1,009,308
Series 2016-AA, Class B, 3.80%, 11/15/29 (b)	3,500	3,522,905
Stanwich Mortgage Loan Co. LLC:
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46 (b)(c)(d)	943	942,965
Series 2017-NPB1, Class A1, 3.60%, 05/17/22 (b)(c)(d)	1,720	1,723,874
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 3.52%, 01/15/30 (a)(b)(d)	1,000	1,000,000
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 2.39%, 10/15/25 (a)(b)	750	751,127
Symphony CLO XVI Ltd., Series 2015-16A, Class E, (3 mo. LIBOR US + 5.450%), 6.81%, 07/15/28 (a)(b)	750	756,479
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 2.15%, 11/17/30 (a)(b)	1,000	1,005,272
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.400%), 4.76%, 10/20/26 (a)(b)	1,000	1,006,950
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.510%), 7.81%, 07/15/29 (a)(b)	500	510,751
Venture XVII CLO Ltd., Series 2014-17A, Class B2R, (3 mo. LIBOR US + 1.600%), 2.96%, 07/15/26 (a)(b)	250	250,820
Venture XXII CLO Ltd., Series 2015-22A, Class E, (3 mo. LIBOR US + 6.750%), 8.11%, 01/15/28 (a)(b)	500	504,582
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 5.61%, 01/20/29 (a)(b)	500	516,558
Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 5.86%, 07/20/28 (a)(b)	1,000	1,023,920
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 2.91%, 01/20/29 (a)(b)	500	504,402
Voya CLO Ltd.:
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 2.24%, 07/25/26 (a)(b)(d)	1,000	1,000,000
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 2.51%, 10/15/30 (a)(b)	1,000	1,001,560
WaMu Asset-Backed Certificates Trust:

Security	Par (000)	Value
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 1.80%, 04/25/37 (a)	$1,004	$563,172
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 1.91%, 04/25/37 (a)	108	61,512
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 1.73%, 09/25/36 (a)	290	146,715
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36 (a)	120	99,357
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 2.68%, 04/20/29 (a)(b)	1,500	1,509,959
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 2.88%, 01/17/31 (a)(b)	2,000	2,000,000
Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 8.56%, 07/20/28 (a)(b)	1,500	1,541,316
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 08/15/22	460	468,345
York CLO 1 Ltd.:
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.350%), 3.71%, 01/22/27 (a)(b)	700	702,434
Series 2014-1A, Class DR, (3 mo. LIBOR US + 3.400%), 4.76%, 01/22/27 (a)(b)	1,500	1,503,621
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.650%), 7.11%, 01/22/31 (a)(b)	1,000	1,000,000

Total Asset-Backed Securities — 57.2% (Cost: $273,418,391)		273,631,847

Corporate Bonds — 0.0%

Banks — 0.0%
Washington Mutual Escrow Bonds :
0.00% (d)(g)(h)(i)	500	—
0.00% (d)(g)(h)(i)	250	—

Total Corporate Bonds — 0.0% (Cost: $5,764)		—

Floating Rate Loan Interests — 0.8%

Capital Markets — 0.6%
LSTAR Securities Financing Vehicle I LLC, Term Loan, (1 mo. LIBOR US + 2.500%), 3.49%, 05/10/25 (d)(j)	1,638	1,623,329
LSTAR Securities Financing Vehicle II LLC, Term Loan, (1 mo. LIBOR US + 2.000%), 3.17%, 06/16/25 (d)(j)	1,202	1,188,599

		2,811,928

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
JAX MEZZ LLC, Mezzanine Loan, (1 mo. LIBOR US + 5.500%), 6.90%, 10/04/21 (d)(j)	$1,000	$995,000

Total Floating Rate Loan Interests — 0.8% (Cost: $3,807,909)		3,806,928

Non-Agency Mortgage-Backed Securities — 37.8%

Collateralized Mortgage Obligations — 11.7%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64 (b)(c)	358	363,699
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 1.76%, 10/25/46 (a)	169	123,560
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 1.98%, 11/25/46 (a)	1,243	707,680
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 1.76%, 02/25/47 (a)	48	30,433
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 07/25/46 (b)(c)	84	84,756
APS Resecuritization Trust:
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.40%, 09/27/46 (a)(b)(d)	647	653,749
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 4.15%, 04/27/47 (a)(b)(d)	183	185,251
ARI Investments LLC, Series 2017-1, Class A, (1 mo. LIBOR US + 0.000%), 0.00%, 01/06/25 (a)(d)	750	750,000
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36 (b)(d)(e)	395	76,606
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 (b)(d)(e)	464	474,286
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.42%, 09/25/47 (e)	233	191,266
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36 (c)	274	247,423
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 1.83%, 08/25/36 (a)	2,236	2,247,791
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 1.72%, 03/25/37 (a)	536	478,248
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.76%, 06/25/37 (a)	49	46,187
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	14,944	12,486,847
CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 2.95%, 08/25/35 (a)	1,723	1,498,589
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57 (b)(e)	3,780	3,740,672
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	741	639,257
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 1.90%, 06/25/35 (a)	1,993	1,805,558
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.320%), 1.82%, 11/20/35 (a)	1,023	952,097

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.300%), 1.85%, 01/25/36 (a)	$740	$602,978
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 2.06%, 02/25/36 (a)	900	816,605
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	1,234	956,185
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 1.78%, 11/25/36 (a)	172	136,124
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 1.80%, 07/25/46 (a)	2,436	1,926,894
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	2,092	1,576,135
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37	311	230,192
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 1.90%, 03/25/47 (a)	430	352,639
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-15, Class 2A2, 6.50%, 09/25/37	1,070	831,218
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 1.45%, 08/27/36 (a)(b)(d)	206	175,580
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46 (b)	112	113,537
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36 (e)	41	34,550
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 3.06%, 03/25/36 (a)	36	33,207
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 1.90%, 03/25/35 (a)(b)	109	99,440
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 1.90%, 01/25/36 (a)(b)	83	71,832
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1, 7.00%, 10/25/37	950	685,414
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.42%, 09/25/37 (e)	382	270,594
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 2.70%, 12/25/37 (a)	75	74,029
LSTAR Securities Investment Ltd.:
Series 2017-2, Class A1, (1 mo. LIBOR US + 2.000%), 3.57%, 02/01/22 (a)(b)	1,167	1,169,451
Series 2017-3, Class A1, (1 mo. LIBOR US + 2.000%), 3.57%, 04/01/22 (a)(b)(d)	610	614,054
Series 2017-9, Class A, (1 mo. LIBOR US + 1.550%), 3.12%, 12/01/22 (a)(b)	1,500	1,498,702
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, (1 mo. LIBOR US + 1.650%), 3.22%, 11/01/22 (a)(b)	2,963	2,949,070
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.50%, 05/25/36 (b)(e)	2,062	1,805,650

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 1.59%, 04/16/36 (a)(b)	$455	$386,248
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 1.97%, 04/25/47 (a)	1,280	1,034,186
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.85%, 11/26/35 (a)(b)	100	91,452
RALI Trust, Series 2006-QO6, Class A2, (1 mo. LIBOR US + 0.230%), 1.78%, 06/25/46 (a)	5,024	2,374,014
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 1.89%, 06/25/35 (a)(b)	198	182,387
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 1.95%, 09/25/35 (a)(b)	1,428	1,266,201
Sequoia Mortgage Trust, Series 2017-CH1, Class A2, 3.50%, 10/25/47 (b)(e)	1,970	1,986,156
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.76%, 05/25/46 (a)	67	56,551
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 1.90%, 06/25/35 (a)(b)	1,594	1,395,687
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)	77	66,715
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.320%), 1.87%, 04/25/37 (a)	445	420,453
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.08%, 01/25/45 (a)	1,454	1,006,428
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36	429	390,035
Series 2006-4, Class 3A1, 6.50%, 05/25/36 (c)	231	193,474
Series 2006-8, Class A4, 4.51%, 10/25/36 (c)	249	160,915

		55,818,937
Commercial Mortgage-Backed Securities — 23.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37 (b)(e)	1,730	1,625,774
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.120%), 3.60%, 09/15/34 (a)(b)	2,710	2,703,245
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29 (b)	500	546,037
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49 (e)	17	17,261
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class F, (1 mo. LIBOR US + 3.500%), 4.98%, 09/15/26 (a)(b)	769	768,212
Series 2015-200P, Class F, 3.60%, 04/14/33 (b)(e)	894	857,366
Series 2015-ASHF, Class B, (1 mo. LIBOR US + 1.710%), 3.19%, 01/15/28 (a)(b)	1,000	1,002,114
Series 2015-ASHF, Class C, (1 mo. LIBOR US + 2.000%), 3.48%, 01/15/28 (a)(b)	3,000	3,003,392
Series 2015-ASHF, Class D, (1 mo. LIBOR US + 3.000%), 4.48%, 01/15/28 (a)(b)	1,500	1,504,278

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-ISQ, Class E, 3.61%, 08/14/34 (b)(d)(e)	$300	$270,586
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 3.25%, 11/15/32 (a)(b)	1,090	1,089,998
Series 2017-SCH, Class XFCP, 0.17%, 11/15/19 (b)(e)	95,950	281,623
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19 (b)(e)	56,050	24,600
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35 (b)	495	503,044
Bayview Commercial Asset Trust:
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 1.69%, 04/25/36 (a)(b)	39	37,473
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 1.60%, 07/25/37 (a)(b)	78	74,604
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.00%, 09/25/37 (a)(b)	1,405	1,333,689
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 2.55%, 10/25/37 (a)(b)	1,727	1,664,696
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.05%, 12/25/37 (a)(b)	4,500	3,322,493
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class B, 5.61%, 12/11/40 (e)	876	917,352
BWAY Mortgage Trust:
Series 2013-1515, Class C, 3.45%, 03/10/33 (b)	250	249,400
Series 2013-1515, Class D, 3.63%, 03/10/33 (b)	100	100,004
Series 2013-1515, Class F, 3.93%, 03/10/33 (b)(e)	810	794,470
BXP Trust:
Series 2017-GM, Class A, 3.38%, 06/13/39 (b)	1,000	1,021,536
Series 2017-GM, Class D, 3.42%, 06/13/39 (b)(e)	1,000	959,114
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29 (b)(e)	190	190,867
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.08%, 04/15/44 (b)(e)	1,000	1,070,541
Series 2016-C3, Class D, 3.05%, 01/10/48 (b)(e)	170	125,739
Series 2016-C4, Class C, 4.88%, 05/10/58 (e)	130	134,139
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class F, 3.79%, 04/10/28 (b)(e)	1,000	987,947
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.08%, 07/15/28 (a)(b)	1,060	1,059,998
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 3.63%, 07/15/28 (a)(b)	1,290	1,289,997
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class AFX, 2.76%, 02/10/33 (b)	1,736	1,738,054
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, (1 mo. LIBOR US + 2.250%), 3.73%, 02/15/30 (a)(b)	990	996,147
Series 2017-SKY, Class F, (1 mo. LIBOR US + 4.100%), 5.58%, 02/15/30 (a)(b)	1,000	1,006,205
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.52%, 05/10/35 (b)(e)	100	100,943

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-375P, Class D, 3.52%, 05/10/35 (b)(e)	$100	$99,833
Series 2013-375P, Class E, 3.52%, 05/10/35 (b)(e)	2,100	2,028,268
Series 2015-GC27, Class C, 4.43%, 02/10/48 (e)	1,000	951,788
Series 2015-SHP2, Class A, (1 mo. LIBOR US + 1.280%), 2.76%, 07/15/27 (a)(b)	400	400,253
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 6.68%, 07/15/27 (a)(b)	750	753,119
Series 2015-SSHP, Class A, (1 mo. LIBOR US + 1.150%), 2.63%, 09/15/27 (a)(b)	300	300,004
Series 2015-SSHP, Class D, (1 mo. LIBOR US + 3.050%), 4.53%, 09/15/27 (a)(b)	456	457,464
Series 2016-C1, Class C, 4.95%, 05/10/49 (e)	10	10,560
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b)	1,300	1,007,400
Series 2016-P3, Class D, 2.80%, 04/15/49 (b)(e)	539	413,297
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (b)	510	508,602
Citigroup/Deutsche Bank Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	1,239	1,267,216
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 4.93%, 06/11/32 (a)(b)	790	791,727
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.65%, 06/10/44 (b)(e)	566	579,711
Series 2013-WWP, Class D, 3.90%, 03/10/31 (b)	110	116,497
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 2.23%, 08/13/27 (a)(b)	2,250	2,254,339
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 4.58%, 08/13/27 (a)(b)	1,100	1,115,713
Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.440%), 3.87%, 08/13/27 (a)(b)	1,000	998,886
Series 2014-TCW, Class D, (1 mo. LIBOR US + 2.250%), 3.68%, 02/13/32 (a)(b)	750	752,911
Series 2014-TWC, Class E, (1 mo. LIBOR US + 3.250%), 4.68%, 02/13/32 (a)(b)	100	100,586
Series 2015-3BP, Class F, 3.24%, 02/10/35 (b)(e)	100	92,432
Series 2015-CR23, Class CMC, 3.68%, 05/10/48 (b)(e)	2,550	2,559,428
Series 2015-CR23, Class CMD, 3.68%, 05/10/48 (b)(e)	4,200	4,152,571
Series 2015-CR23, Class D, 4.25%, 05/10/48 (e)	732	629,223
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b)	160	103,359
Series 2015-CR25, Class D, 3.80%, 08/10/48 (e)	290	242,943
Series 2015-LC19, Class C, 4.26%, 02/10/48 (e)	2,570	2,618,119
Series 2015-LC19, Class D, 2.87%, 02/10/48 (b)	90	74,362
Series 2016-667M, Class D, 3.18%, 10/10/36 (b)(e)	500	469,859
Series 2017-DLTA, Class E, (1 mo. LIBOR US + 1.960%), 3.44%, 08/15/35 (a)(b)	970	957,254
Series 2017-DLTA, Class F, (1 mo. LIBOR US + 2.580%), 4.06%, 08/15/35 (a)(b)	920	906,071

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust:
Series 2015-TEXW, Class D, 3.85%, 02/10/34 (b)(e)	$100	$101,798
Series 2015-TEXW, Class E, 3.85%, 02/10/34 (b)(e)	279	280,631
Series 2015-TEXW, Class F, 3.85%, 02/10/34 (b)(e)	1,000	983,194
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.29%, 11/12/43 (b)(e)	0	365
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 5.23%, 10/15/39 (b)(e)	500	509,787
Credit Suisse Mortgage Capital Certificates:
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 3.08%, 11/15/33 (a)(b)	240	241,479
Series 2017-1, Class A, 4.50%, 03/25/21 (b)	859	865,480
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 4.78%, 07/15/32 (a)(b)	1,448	1,451,592
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.75%, 01/15/49 (e) .	10	10,404
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 09/10/49 (b)(e)	220	180,978
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class D, 3.53%, 10/10/34 (b)(d)(e)	990	966,955
Series 2017-BRBK, Class F, 3.53%, 10/10/34 (b)(d)(e)	600	546,330
FREMF Mortgage Trust, Series 2017-K64, Class B, 3.98%, 03/25/27 (b)(e)	3,000	3,033,679
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (b)(e)	1,500	1,490,599
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (b)(e)	860	849,049
GP Portfolio Trust, Series 2014-GPP, Class E, (1 mo. LIBOR US + 4.100%), 5.58%, 02/15/27 (a)(b)	125	122,822
GS Mortgage Securities Corp. II:
Series 2013-KING, Class D, 3.44%, 12/10/27 (b)(e)	1,000	1,000,098
Series 2013-KING, Class E, 3.44%, 12/10/27 (b)(e)	3,200	3,166,115
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 06/10/47 (b)(e)	1,110	935,715
Series 2015-GC32, Class C, 4.41%, 07/10/48 (d)(e)	1,970	2,002,111
Series 2015-GC32, Class D, 3.35%, 07/10/48	1,500	1,241,113
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class D1, 4.12%, 12/15/48 (b)(e)	1,190	1,135,498
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-CBM, Class E, (1 mo. LIBOR US + 3.850%), 5.33%, 10/15/29 (a)(b)	1,250	1,250,000
Series 2014-PHH, Class B, (1 mo. LIBOR US + 1.850%), 3.33%, 08/15/27 (a)(b)	210	210,000
Series 2015-JP1, Class C, 4.74%, 01/15/49 (e)	315	331,012

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-UES, Class D, 3.62%, 09/05/32 (b)(e)	$1,000	$1,010,394
Series 2015-UES, Class E, 3.62%, 09/05/32 (b)(e)	600	598,506
Series 2016-WPT, Class A, (1 mo. LIBOR US + 1.450%), 2.93%, 10/15/33 (a)(b)	150	150,375
Series 2017-JP5, Class D, 4.65%, 03/15/50 (b)(e)	1,240	1,224,484
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 1.80%, 03/25/37 (a)(b)	440	410,104
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 2.99%, 11/24/31 (a)(b)	160	161,600
Lone Star Portfolio Trust:
Series 2015-LSP, Class B, (1 mo. LIBOR US + 2.600%), 4.08%, 09/15/28 (a)(b)	589	590,184
Series 2015-LSP, Class B, (1 mo. LIBOR US + 6.900%), 8.38%, 09/15/28 (a)(b)	768	780,284
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.000%), 5.48%, 09/15/28 (a)(b)	85	86,434
Series 2015-LSP, Class E, (1 mo. LIBOR US + 5.600%), 7.08%, 09/15/28 (a)(b)	1,067	1,083,066
Merrill Lynch Mortgage Trust,
Series 2005-MKB2, Class F, 6.32%, 09/12/42 (b)(e)	1,000	1,060,850
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.13%, 07/15/50 (b)(e)	2,000	1,741,888
Series 2015-C25, Class D, 3.07%, 10/15/48	830	673,867
Series 2015-C26, Class C, 4.41%, 10/15/48 (e)	1,000	1,018,259
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)	1,465	1,182,243
Series 2017-C33, Class C, 4.56%, 05/15/50 (e)	910	934,071
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class E, 3.45%, 07/13/29 (b)(e)	500	498,238
Series 2014-CPT, Class F, 3.45%, 07/13/29 (b)(e)	100	99,029
Series 2014-CPT, Class G, 3.45%, 07/13/29 (b)(e)	100	97,710
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 3.85%, 11/15/34 (a)(b)	843	843,795
Series 2017-H1, Class D, 2.55%, 06/15/50 (b)	1,010	820,999
Series 2017-PRME, Class D, (1 mo. LIBOR US + 3.400%), 4.88%, 02/15/34 (a)(b)	840	839,991
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 3.20%, 11/15/34 (a)(b)	860	860,270
Olympic Tower Mortgage Trust:
Series 2017-OT, Class D, 3.95%, 05/10/39 (b)(e)	930	922,346
Series 2017-OT, Class E, 3.95%, 05/10/39 (b)(e)	1,340	1,280,138
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 3.98%, 06/15/37 (a)(b)	880	879,998
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 3.48%, 07/15/34 (a)(b)	590	589,998

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, (1 mo. LIBOR US + 2.430%), 3.98%, 06/25/45 (a)(b	$71	$71,379
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29 (b)(e)	500	507,322
VNDO Trust, Series 2016-350P, Class E, 3.90%, 01/10/35 (b)(e)	400	384,490
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48 (e)	117	117,304
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 02/15/48 (b)	1,000	756,309
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (e)	1,702	1,542,147
Series 2016-C34, Class C, 5.03%, 06/15/49 (e)	130	135,080
Series 2016-C37, Class C, 4.49%, 12/15/49 (e)	500	514,509
Series 2016-NXS5, Class D, 4.88%, 01/15/59 (e)	750	732,903
Series 2017-C39, Class D, 4.36%, 09/15/50 (b)(e)	750	713,335
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.31%, 12/13/31 (a)(b)	846	847,799

		110,755,235
Interest Only Commercial Mortgage-Backed Securities — 2.9%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.12%, 11/15/48 (b)(e)	12,243	527,569
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 0.90%, 09/15/48 (e)	974	50,940
Series 2017-BNK3, Class XD, 1.29%, 02/15/50 (b)(e)	10,000	893,500
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XB, 0.19%, 08/10/35 (b)(e)	12,500	218,500
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.75%, 05/10/58 (e)	370	39,355
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, 1.23%, 10/10/47 (b)(e)	1,000	65,309
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.04%, 02/10/50 (e)	11,754	867,108
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 0.98%, 05/10/48 (e)	7,482	352,459
Series 2015-CR23, Class XD, 1.02%, 05/10/48 (b)(e)	13,697	914,686
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.05%, 11/15/48 (e)	2,196	121,836
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50 (e)	11,214	778,700
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.00%, 04/10/47 (e)	855	42,180
Series 2016-GS3, Class XA, 1.28%, 10/10/49 (e)	5,941	481,135
Hospitality Mortgage Trust, Series 2017-HIT, Class XCP, 1.20%, 05/08/30 (b)(e)	98,914	971,335
JPMDB Commercial Mortgage Securities Trust:

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(e)	$8,570	$455,581
Series 2017-C5, Class XB, 0.32%, 03/15/50 (e)	30,000	828,900
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49 (b)(e)	17,400	733,758
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.23%, 03/10/50 (b)(e)	13,969	695,245
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.19%, 12/15/47 (b)(d)(e)	220	13,258
Series 2015-C25, Class XA, 1.13%, 10/15/48 (e)	3,258	210,978
Series 2015-C26, Class XA, 1.11%, 10/15/48 (e)	621	39,168
Series 2016-C29, Class XA, 1.64%, 05/15/49 (e)	2,367	233,269
Series 2016-C29, Class XB, 0.96%, 05/15/49 (e)	1,020	72,203
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.20%, 06/15/50 (b)(e)	8,625	1,324,973
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39 (b)(e)	28,100	936,854
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32 (b)(e)	110,000	618,200
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32 (b)(d)(e)	22,000	132,000
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC20, Class XB, 0.47%, 04/15/50 (e)	7,000	218,662
Series 2016-BNK1, Class XD, 1.27%, 08/15/49 (b)(e)	1,000	84,420
Series 2016-C33, Class XA, 1.80%, 03/15/59 (e)	4,431	447,007
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.13%, 08/15/47 (e)	10,613	540,329

		13,909,417

Total Non-Agency Mortgage-Backed Securities — 37.8% (Cost: $180,048,339)		180,483,589

U.S. Government Sponsored Agency Securities — 3.9%

Collateralized Mortgage Obligations — 3.1%
Fannie Mae:
Series 2016-C02, Class 1M2, (1 mo. LIBOR US + 6.000%) 7.55%, 09/25/28 (a)	50	59,354
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.250%) 5.80%, 01/25/29 (a)	231	261,398
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%) 5.80%, 04/25/29 (a)	68	77,872
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.750%) 7.30%, 07/25/29 (a)	775	902,506
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.550%) 5.10%, 07/25/29 (a)	1,664	1,808,785
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%) 4.55%, 10/25/29 (a)	106	111,609
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.850%) 4.40%, 11/25/29 (a)	515	535,587

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.200%) 3.75%, 01/25/30 (a)	$251	$253,642
Series 2017-C07, Class 1B1, 5.55%, 05/25/30 (a)	2,000	2,073,827
Freddie Mac:
Series 2016-DNA4, Class M3, (1 mo. LIBOR US +3.800%) 5.35%, 03/25/29 (a)	2,000	2,232,331
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.950%) 6.50%, 07/25/29 (a)	1,000	1,106,507
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.250%) 4.80%, 07/25/29 (a)	1,500	1,607,467
Series 2017-DNA2, Class M2, (1 mo. LIBOR US +3.450%) 5.00%, 10/25/29 (a)	250	271,954
Series 2017-DNA3, Class M2, 4.05%, 03/25/30 (a)	3,000	3,107,092
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + 2.650%) 4.20%, 12/25/29 (a)	250	258,534

		14,668,465
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2017-M8, Class A2, 3.06%, 05/25/27 (e)	170	172,011
Freddie Mac:
Series K069, Class A2, 3.19%, 09/25/27 (e)	80	82,034
Series KPLB, Class A, 2.77%, 05/25/25	380	378,832

		632,877
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2016-M4, Class X2, 2.70%, 01/25/39 (e)	8,755	993,884
Freddie Mac:
Series K056, Class X1, 1.27%, 05/25/26 (e)	485	41,792
Series K065, Class X1, 0.68%, 04/25/27 (e)	17,982	953,599
Series K721, Class X1, 0.34%, 08/25/22 (e)	12,869	168,319
Series KW01, Class X1, 0.98%, 01/25/26 (e)	1,179	71,678
Ginnie Mae:
Series 2016-87, Class IO, 1.01%, 08/16/58 (e)	470	35,880
Series 2017-111, Class IO, 0.74%, 02/16/59 (e)	12,928	958,834

		3,223,986

Total U.S. Government Sponsored Agency Securities — 3.9% (Cost: $17,714,646)		18,525,328

Total Long-Term Investments — 99.7% (Cost: $474,995,049)		476,447,692

	Shares

Short-Term Securities — 3.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.11% (k)	17,015,958	17,015,958

Total Short-Term Securities — 3.6% (Cost: $17,015,958)		17,015,958

Total Investments — 103.3% (Cost: $492,011,007)		493,463,650
Liabilities in Excess of Other Assets — (3.3)%		(15,544,250)

Net Assets — 100.0%		$477,919,400

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued)	Series A Portfolio (Percentages shown are based on Net Assets)

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Perpetual security with no stated maturity date.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps - Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63		$593	(3,900)	192	$(4,092)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63		$523	(3,444)	(385)	(3,059)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63		$365	(2,404)	72	(2,476)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	05/11/63		$40	5,829	2,581	3,248
							$(3,919)	$2,460	$(6,379)

OTC Credit Default Swaps - Sell Protection
Reference Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Received	Unrealized Appreciation (Depreciation)
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	$120	$(5,133)	$(11,550)	$6,417
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	Not Rated	$4,714	(167,715)	(248,172)	80,457
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$4,620	(509,849)	(595,165)	85,316
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$1,000	(100,326)	(89,851)	(10,475)
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$500	(50,163)	(54,192)	4,029
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB-	$40	(5,829)	(3,220)	(2,609)
							$(839,015)	$(1,002,150)	$163,135

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	Series A Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments
Asset-Backed Securities	$—	$252,106,247	$21,525,600	$273,631,847
Corporate Bonds(a)	—	—	—	—
Floating Rate Loan Interests(a)	—	—	3,806,928	3,806,928
Non-Agency Mortgage-Backed Securities	—	173,622,823	6,860,766	180,483,589
U.S. Government Sponsored Agency Securities	—	18,525,328	—	18,525,328
Short-Term Securities	17,015,958	—	—	17,015,958

	$17,015,958	$444,254,398	$32,193,294	$493,463,650

Derivative Financial Instruments(b)
Assets
Credit contracts	$—	$179,467	$—	$179,467
Liabilities
Credit contracts	—	(22,711)	—	(22,711)

	$—	$156,756	$—	$156,756

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of March 31, 2017	$16,802,196	$—	$993,500	$7,641,500	$1,001,600	$26,438,796
Transfers into Level 3	1,064,204		—	—	—	1,064,204
Transfers out of Level 3(a)	(12,810,938)	—	—	(4,382,194)	—	(17,193,132)
Accrued discounts/premiums	—	—	—	—	—	—
Net realized gain (loss)	40,186	—	18,842	24,798	58,836	142,662
Net change in unrealized appreciation (depreciation)(b)	(209,115)	(5,764)	152	136,136	(1,600)	(80,191)
Purchases	19,061,181	5,764	4,779,651	5,347,385	—	29,193,981
Sales	(2,422,114)	—	(1,985,217)	(1,906,859)	(1,058,836)	(7,373,026)
Closing Balance, as of December 31, 2017	$21,525,600	$—	$3,806,928	$6,860,766	$—	$32,193,294
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017(b)	$19,970	$(5,764)	$152	$151,491	$—	$165,849

(a)	As of March 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued)	Series A Portfolio (Percentages shown are based on Net Assets)

(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Trusts — 4.1%

Banks — 2.2%
BNP Paribas SA, (5 yr. Swap Semi 30/360 US + 2.838%),5.13% (a)(b)(c)	$575	$575,000
HSBC Holdings PLC, (USD Swap Rate 11:00 am NY 1 + 3.746%),6.00% (b)(c)	520	546,650
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 3.300%), 6.00% (b)(c)	525	564,401
(3 mo. LIBOR US + 3.330%), 6.10% (b)(c)	600	659,280
(3 mo. LIBOR US + 3.780%), 6.75% (b)(c)	925	1,047,563
(3 mo. LIBOR US + 3.470%), 7.90% (b)(c)	500	506,250
U.S. Bancorp, Series J, (3 mo. LIBOR US + 2.914%),Series J, 5.30% (b)(c)	1,075	1,163,741
Wells Fargo & Co.:
(3 mo. LIBOR US + 3.990%), 5.88% (b)(c)	2,300	2,547,365
(3 mo. LIBOR US + 3.770%), 7.98% (b)(c)	817	830,235

		8,440,485
Capital Markets — 0.1%
State Street Corp., (3 mo. LIBOR US + 3.597%),5.25% (b)(c)	315	330,372

Electric Utilities — 0.2%
Exelon Corp., 3.50%, 06/01/22	785	799,994

Industrial Conglomerates — 0.1%
General Electric Co., (3 mo. LIBOR US + 3.330%),5.00% (b)(c)	598	616,299

Insurance — 0.6%
Allstate Corp., (3 mo. LIBOR US + 2.938%),5.75%, 08/15/53 (b)	835	910,985
MetLife Capital Trust IV, 7.88%, 12/15/37 (a)	420	559,650
MetLife, Inc., (3 mo. LIBOR US + 3.575%),5.25% (b)(c)	900	935,766

		2,406,401
Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25% (a)(c)	2,200	2,337,500

Multi-Utilities — 0.1%
Dominion Resources, Inc., 2.96%, 07/01/19 (d)	345	347,671

Oil, Gas & Consumable Fuels — 0.2%
TransCanada Trust:
(3 mo. LIBOR US + 3.528%), 5.63%, 05/20/75 (b)	359	377,848
(3 mo. LIBOR US + 4.640%), 5.88%, 08/15/76 (b)	325	351,813

		729,661

Total Capital Trusts — 4.1% (Cost: $15,254,178)		16,008,383

Corporate Bonds — 84.9%

Aerospace & Defense — 1.4%
Lockheed Martin Corp.:
3.10%, 01/15/23	95	96,528
3.55%, 01/15/26	145	150,565
4.07%, 12/15/42	575	605,326
4.09%, 09/15/52	124	129,804
Northrop Grumman Corp., 3.25%, 01/15/28	445	445,650
Northrop Grumman Systems Corp., 7.88%, 03/01/26	1,000	1,306,418
Rockwell Collins, Inc.:
1.95%, 07/15/19	180	179,078
3.20%, 03/15/24	550	554,217
3.50%, 03/15/27	520	529,452
4.35%, 04/15/47	240	260,656

Security	Par (000)	Value
Aerospace & Defense (continued)
United Technologies Corp.:
6.05%, 06/01/36	$450	$587,087
4.50%, 06/01/42	340	376,844

		5,221,625
Air Freight & Logistics — 0.3%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 01/15/18 (a)	67	66,560
FedEx Corp.:
3.25%, 04/01/26	120	120,915
4.10%, 02/01/45	475	489,622
4.40%, 01/15/47	597	637,015

		1,314,112
Airlines — 0.6%
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22	111	113,039
Series 2017-1, Class AA, 3.65%, 02/15/29	800	817,440
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23 (a)	644	678,095
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	715	744,754
Virgin Australia Trust, Series 2013-1A, Series 2013-1A, 5.00%, 04/23/25 (a)	142	147,780

		2,501,108
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 03/15/19	501	501,100

Automobiles — 0.6%
BMW U.S. Capital LLC, 2.00%, 04/11/21 (a)	540	532,316
General Motors Co., 5.20%, 04/01/45	500	528,320
Volkswagen Group of America Finance LLC, 1.65%, 05/22/18 (a)	1,075	1,073,926

		2,134,562
Banks — 14.0%
Banco Santander SA, 3.13%, 02/23/23	800	795,929
Bank of America Corp.:
2.63%, 04/19/21	1,115	1,120,688
3.30%, 01/11/23	569	582,087
(3 mo. LIBOR US + 1.160%), 3.12%, 01/20/23 (b)	2,375	2,409,208
4.20%, 08/26/24	1,610	1,695,444
4.00%, 01/22/25	605	629,419
3.95%, 04/21/25	1,490	1,540,836
4.45%, 03/03/26	2,305	2,460,366
Barclays Bank PLC, 5.14%, 10/14/20	300	317,687
Barclays PLC:
2.75%, 11/08/19	805	806,731
3.25%, 01/12/21	900	908,643
3.20%, 08/10/21	825	829,438
5.20%, 05/12/26	975	1,039,703
4.84%, 05/09/28	820	853,488
BNP Paribas SA, 3.80%, 01/10/24 (a)	880	910,469
Citigroup, Inc.:
1.70%, 04/27/18	1,100	1,098,905
2.15%, 07/30/18	1,040	1,040,647
2.50%, 07/29/19	950	952,915
2.45%, 01/10/20	1,500	1,500,692
4.45%, 09/29/27	550	582,286
4.75%, 05/18/46	550	606,292
Citizens Bank N.A.:
2.50%, 03/14/19	525	526,243
2.55%, 05/13/21	330	328,779
Cooperatieve Rabobank UA, 4.63%, 12/01/23	700	750,367
HSBC Holdings PLC:
2.65%, 01/05/22	985	978,462
4.25%, 08/18/25	500	518,513

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.38%, 11/23/26	$270	$281,885
HSBC USA, Inc., 1.70%, 03/05/18	955	954,710
ING Bank NV, 2.50%, 10/01/19 (a)	950	952,395
ING Groep NV, (3 mo. LIBOR US + 1.150%), 2.84%, 03/29/22 (e)	1,040	1,059,942
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (a)	416	425,952
JPMorgan Chase & Co.:
2.20%, 10/22/19	1,655	1,653,437
2.25%, 01/23/20	1,800	1,798,796
2.30%, 08/15/21	665	659,045
2.70%, 05/18/23	2,275	2,260,085
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28 (b)	2,050	2,124,313
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38 (b)	1,300	1,336,358
4.95%, 06/01/45	1,170	1,359,841
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.470%), 2.89%, 05/15/23 (e)	1,170	1,182,816
(3 mo. LIBOR US + 1.480%), 3.50%, 05/15/23 (b)	715	716,559
6.00%, 12/19/23	348	383,295
Santander Holdings USA, Inc., 2.70%, 05/24/19	1,475	1,478,216
Santander UK PLC:
2.50%, 03/14/19	975	977,996
2.13%, 11/03/20	750	743,968
5.00%, 11/07/23 (a)	1,753	1,873,184
U.S. Bancorp, 3.10%, 04/27/26	305	302,852
Wells Fargo & Co.:
2.50%, 03/04/21	985	984,549
3.50%, 03/08/22	1,500	1,548,841
4.13%, 08/15/23	350	369,093
3.00%, 10/23/26	330	323,452
5.61%, 01/15/44	200	246,579
4.65%, 11/04/44	980	1,068,684
4.90%, 11/17/45	456	516,093
4.40%, 06/14/46	440	464,042
4.75%, 12/07/46	530	592,349

		54,423,564
Beverages — 2.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	2,725	2,738,673
3.30%, 02/01/23	3,675	3,760,603
3.65%, 02/01/26	1,763	1,819,376
4.90%, 02/01/46	675	782,318
Molson Coors Brewing Co.:
3.00%, 07/15/26	285	278,952
4.20%, 07/15/46	170	173,234

		9,553,156
Biotechnology — 1.6%
AbbVie, Inc.:
2.30%, 05/14/21	495	491,383
2.85%, 05/14/23	550	548,795
3.20%, 05/14/26	240	239,291
4.40%, 11/06/42	795	852,356
Amgen, Inc.:
2.20%, 05/22/19	169	169,034
4.40%, 05/01/45	100	108,804
4.66%, 06/15/51	927	1,036,854
Baxalta, Inc., 4.00%, 06/23/25	950	981,899
Gilead Sciences, Inc.:
3.25%, 09/01/22	135	138,945
4.50%, 02/01/45	323	358,990
4.75%, 03/01/46	391	452,285
4.15%, 03/01/47	740	787,120

		6,165,756

Security	Par (000)	Value
Capital Markets — 5.6%
Bank of New York Mellon Corp., 2.20%, 08/16/23	$1,125	$1,090,360
Credit Suisse AG:
1.70%, 04/27/18	965	964,282
3.00%, 10/29/21	665	671,823
3.63%, 09/09/24	1,150	1,189,953
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	547	564,118
Deutsche Bank AG, (USD Swap Rate 11:00 am NY 1 + 2.553%), 4.88%, 12/01/32 (b)	1,175	1,170,888
Goldman Sachs Group, Inc.:
2.63%, 01/31/19	1,000	1,004,320
2.55%, 10/23/19	1,470	1,472,765
2.88%, 02/25/21	975	982,209
3.00%, 04/26/22	850	853,332
4.25%, 10/21/25	310	323,990
(3 mo. LIBOR US + 1.373%), 4.02%, 10/31/38 (b)	975	1,002,682
4.80%, 07/08/44	370	422,005
5.15%, 05/22/45	350	405,876
Morgan Stanley:
2.20%, 12/07/18	1,250	1,251,431
7.30%, 05/13/19	1,625	1,732,429
5.63%, 09/23/19	265	279,261
2.50%, 04/21/21	550	549,079
5.50%, 07/28/21	10	10,938
(3 mo. LIBOR US + 1.400%), 2.76%, 10/24/23 (e)	1,675	1,722,650
3.88%, 01/27/26	225	234,532
4.35%, 09/08/26	655	686,347
UBS AG, 2.38%, 08/14/19	973	973,801
UBS Group Funding Jersey Ltd., 3.00%, 04/15/21 (a)	2,150	2,165,092

		21,724,163
Chemicals — 0.8%
Air Liquide Finance SA:
2.25%, 09/27/23 (a)	520	503,370
2.50%, 09/27/26 (a)	290	277,610
E.I. du Pont de Nemours & Co., (3 mo. LIBOR US + 0.530%), 1.91%, 05/01/20 (e)	560	563,517
Eastman Chemical Co., 4.65%, 10/15/44	350	381,789
LyondellBasell Industries NV, 5.00%, 04/15/19	1,250	1,283,409
Sherwin-Williams Co., 2.75%, 06/01/22	135	134,476

		3,144,171
Commercial Services & Supplies — 0.5%
Aviation Capital Group LLC, 6.75%, 04/06/21 (a)	1,575	1,760,248

Communications Equipment — 0.5%
Cisco Systems, Inc.:
1.85%, 09/20/21	1,025	1,005,948
2.50%, 09/20/26	1,035	1,001,160

		2,007,108
Consumer Finance — 3.4%
Capital One Bank USA N.A., 2.30%, 06/05/19	450	449,469
Capital One N.A.:
2.35%, 08/17/18	1,100	1,101,717
2.40%, 09/05/19	250	249,663
2.35%, 01/31/20	825	822,516
2.95%, 07/23/21	735	739,378
Discover Bank:
2.60%, 11/13/18	700	702,375
3.10%, 06/04/20	742	750,806
Discover Financial Services, 4.10%, 02/09/27	475	486,557
Ford Motor Credit Co. LLC:
2.88%, 10/01/18	1,250	1,257,356
2.94%, 01/08/19	1,415	1,423,835

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Consumer Finance (continued)
General Motors Financial Co., Inc.:
2.40%, 04/10/18	$1,100	$1,101,368
3.25%, 05/15/18	660	662,480
6.75%, 06/01/18	325	331,062
3.15%, 01/15/20	760	768,583
3.20%, 07/06/21	565	570,515
4.35%, 01/17/27	1,205	1,253,257
Synchrony Financial, 2.60%, 01/15/19	615	616,163

		13,287,100
Containers & Packaging — 0.1%
International Paper Co., 4.35%, 08/15/48	450	469,817

Diversified Financial Services — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.50%, 05/15/21	425	446,343
GE Capital International Funding Co., 4.42%, 11/15/35	1,386	1,500,008
General Electric Capital Corp.:
6.75%, 03/15/32	308	421,923
6.15%, 08/07/37	205	270,730
HSBC Finance Corp., 6.68%, 01/15/21	318	353,555
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (a)	2,140	2,093,624
Voya Financial, Inc., 2.90%, 02/15/18	303	303,296

		5,389,479
Diversified Telecommunication Services — 3.3%
AT&T Inc.:
5.20%, 03/15/20	800	845,616
3.80%, 03/15/22	385	397,892
3.90%, 08/14/27	475	478,174
4.30%, 02/15/30 (a)	1,738	1,733,142
4.50%, 05/15/35	750	745,549
5.25%, 03/01/37	630	666,303
5.15%, 03/15/42	400	415,027
4.80%, 06/15/44	65	64,290
4.35%, 06/15/45	105	96,873
4.75%, 05/15/46	203	198,544
5.45%, 03/01/47	525	561,105
5.15%, 02/14/50	745	754,286
Verizon Communications, Inc.:
3.38%, 02/15/25 (a)	459	460,734
4.50%, 08/10/33	550	576,856
4.27%, 01/15/36	800	795,842
5.25%, 03/16/37	745	819,263
4.81%, 03/15/39	865	904,970
3.85%, 11/01/42	950	859,327
5.01%, 04/15/49	1,025	1,075,007
4.67%, 03/15/55	412	397,763

		12,846,563
Electric Utilities — 5.3%
American Electric Power Co., Inc., 2.15%, 11/13/20	825	821,156
American Transmission Systems, Inc., 5.25%, 01/15/22 (a)	400	432,896
Duke Energy Carolinas LLC:
5.25%, 01/15/18	450	450,507
3.75%, 06/01/45	420	432,560
Duke Energy Corp., 2.65%, 09/01/26	390	373,685
Duke Energy Progress LLC, 6.30%, 04/01/38	750	1,029,750
E.ON International Finance BV, 5.80%, 04/30/18 (a)	1,100	1,113,026
Emera U.S. Finance LP:
2.15%, 06/15/19	185	184,280
4.75%, 06/15/46	370	405,085
Entergy Arkansas, Inc., 3.70%, 06/01/24	825	866,219
Entergy Corp., 4.00%, 07/15/22	700	730,760
Eversource Energy, 1.60%, 01/15/18	125	124,974

Security	Par (000)	Value
Electric Utilities (continued)
Exelon Corp., 3.40%, 04/15/26	$200	$200,066
Florida Power & Light Co., 5.95%, 02/01/38	800	1,069,319
Georgia Power Co., 2.00%, 09/08/20	635	631,350
Great Plains Energy, Inc., 5.29%, 06/15/22 (f)	745	809,896
Kentucky Utilities Co., 5.13%, 11/01/40	375	462,703
MidAmerican Energy Holdings Co., 5.30%, 03/15/18	2,170	2,185,711
Northern States Power Co., 6.20%, 07/01/37	725	989,452
Ohio Power Co., Series D, 6.60%, 03/01/33	675	889,682
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	660	830,261
PacifiCorp, 6.00%, 01/15/39	450	604,697
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,124,432
3.15%, 04/01/22	775	785,002
Southern Co.:
2.35%, 07/01/21	785	780,343
2.95%, 07/01/23	1,740	1,740,852
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (a)	445	461,614

		20,530,278
Energy Equipment & Services — 0.3%
Halliburton Co., 3.80%, 11/15/25	950	987,303

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.:
2.80%, 06/01/20	1,000	1,006,230
3.30%, 02/15/21	265	269,859
4.70%, 03/15/22	525	562,000
3.00%, 06/15/23	1,175	1,171,923
3.13%, 01/15/27	825	794,265
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,064,274
Crown Castle International Corp.:
3.40%, 02/15/21	1,453	1,483,860
2.25%, 09/01/21	265	260,530
5.25%, 01/15/23	807	883,621
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	796,987
Simon Property Group LP, 1.50%, 02/01/18 (a)	725	724,914

		9,018,463
Food & Staples Retailing — 0.3%
CVS Health Corp., 5.30%, 12/05/43	175	203,635
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26	195	192,827
4.80%, 11/18/44	630	678,287

		1,074,749
Food Products — 0.4%
Kraft Heinz Foods Co.:
3.00%, 06/01/26	1,135	1,092,188
5.00%, 06/04/42	250	268,256
4.38%, 06/01/46	365	361,551

		1,721,995
Gas Utilities — 0.5%
Atmos Energy Corp., 8.50%, 03/15/19	800	859,977
Fortis, Inc./Canada, 2.10%, 10/04/21	945	922,436

		1,782,413
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories:
2.35%, 11/22/19	1,345	1,346,463
3.75%, 11/30/26	1,000	1,026,866
4.75%, 11/30/36	385	432,586
4.75%, 04/15/43	117	129,906
4.90%, 11/30/46	160	183,440
Becton Dickinson and Co.:
2.13%, 06/06/19	845	843,102
2.68%, 12/15/19	88	88,318

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
(3 mo. LIBOR US + 1.030%), 2.54%, 06/06/22 (e)	$1,525	$1,533,003
Medtronic, Inc.:
3.15%, 03/15/22	960	983,275
3.50%, 03/15/25	950	985,480
4.63%, 03/15/44	500	572,686
4.63%, 03/15/45	715	833,012
Stryker Corp., 3.50%, 03/15/26	160	165,096

		9,123,233
Health Care Providers & Services — 2.5%
Aetna, Inc.:
1.70%, 06/07/18	720	718,868
2.80%, 06/15/23	350	344,463
3.50%, 11/15/24	395	401,014
3.88%, 08/15/47	360	354,786
Anthem, Inc.:
4.35%, 08/15/20	700	733,403
2.50%, 11/21/20	285	284,405
5.10%, 01/15/44	300	350,140
Cigna Corp., 3.25%, 04/15/25	618	621,013
Coventry Health Care, Inc., 5.45%, 06/15/21	850	920,182
HCA, Inc.:
5.25%, 06/15/26	1,060	1,123,600
4.50%, 02/15/27	565	567,825
5.50%, 06/15/47	430	428,925
UnitedHealth Group, Inc.:
3.35%, 07/15/22	75	77,447
2.88%, 03/15/23	1,175	1,188,501
3.75%, 07/15/25	770	811,599
4.63%, 11/15/41	645	735,928
4.75%, 07/15/45	120	141,744

		9,803,843
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20	85	85,882
4.88%, 12/09/45	365	422,834

		508,716
Household Durables — 0.3%
Newell Brands, Inc.:
3.85%, 04/01/23	850	879,546
4.20%, 04/01/26	235	245,436
5.50%, 04/01/46	125	149,035

		1,274,017
Industrial Conglomerates — 0.3%
Eaton Corp., 4.15%, 11/02/42	375	390,483
Tyco Electronics Group SA, 3.50%, 02/03/22	600	616,431

		1,006,914
Insurance — 1.3%
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	879,558
American International Group, Inc.:
6.40%, 12/15/20	485	537,680
3.30%, 03/01/21	220	224,274
3.90%, 04/01/26	740	767,386
Aon PLC, 4.00%, 11/27/23	1,760	1,851,394
Marsh & McLennan Cos., Inc., 3.75%, 03/14/26	600	626,628
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	90	127,156

		5,014,076
Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.:
2.40%, 02/22/23 (a)	550	544,289
2.80%, 08/22/24 (a)	525	523,404
3.15%, 08/22/27 (a)	1,975	1,977,976

		3,045,669

Security	Par (000)	Value
IT Services — 0.8%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	$1,590	$1,633,683
3.50%, 04/15/23	330	337,348
5.00%, 10/15/25	119	131,509
Visa, Inc.:
2.80%, 12/14/22	510	517,472
3.15%, 12/14/25	620	633,824

		3,253,836
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., 6.00%, 03/01/20	820	877,633
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18	220	220,302
3.00%, 04/15/23	180	181,110

		1,279,045
Machinery — 0.5%
John Deere Capital Corp.:
1.35%, 01/16/18	790	789,841
2.38%, 07/14/20	830	831,744
2.65%, 06/24/24	215	212,955

		1,834,540
Media — 3.3%
21st Century Fox America, Inc., 6.40%, 12/15/35	306	406,660
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/28	565	560,802
Charter Communications Operating LLC/Charter
Communications Operating Capital:
4.46%, 07/23/22	1,075	1,121,600
6.38%, 10/23/35	325	379,478
6.48%, 10/23/45	2,425	2,827,380
5.38%, 05/01/47	100	102,535
6.83%, 10/23/55	57	68,562
Comcast Corp.:
4.25%, 01/15/33	650	708,477
6.50%, 11/15/35	550	743,569
3.20%, 07/15/36	610	580,059
4.50%, 01/15/43	225	248,617
4.60%, 08/15/45	700	785,164
Cox Communications, Inc., 3.35%, 09/15/26 (a)	115	112,383
Discovery Communications LLC:
2.95%, 03/20/23	345	341,438
3.95%, 03/20/28	575	571,927
5.20%, 09/20/47	335	349,646
Grupo Televisa SAB, 6.63%, 01/15/40	500	614,942
Sky PLC, 2.63%, 09/16/19 (a)	200	200,389
Time Warner Cable LLC:
8.25%, 04/01/19	695	742,807
4.50%, 09/15/42	137	128,536
Time Warner, Inc.:
3.60%, 07/15/25	305	305,682
3.88%, 01/15/26	592	597,646
3.80%, 02/15/27	315	314,702

		12,813,001
Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	74	77,569
7.13%, 07/15/28	550	726,492
Southern Copper Corp., 5.88%, 04/23/45	425	513,331

		1,317,392
Multiline Retail — 0.2%
Target Corp., 2.50%, 04/15/26	850	817,243

Multi-Utilities — 2.2%
Berkshire Hathaway Energy Co.:
5.75%, 04/01/18	1,475	1,488,901

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Multi-Utilities (continued)
4.50%, 02/01/45	$900	$1,006,137
CMS Energy Corp., 5.05%, 03/15/22	1,644	1,787,242
Dominion Gas Holdings LLC, 2.50%, 12/15/19	845	846,328
Dominion Resources, Inc., 1.88%, 01/15/19	525	523,425
NiSource Finance Corp., 5.25%, 02/15/43	440	526,875
Pacific Gas & Electric Co., 3.85%, 11/15/23	575	599,645
Virginia Electric & Power Co.: 6.00%, 01/15/36	900	1,167,308
4.45%, 02/15/44	350	394,877

		8,340,738
Oil, Gas & Consumable Fuels — 7.5%
Anadarko Petroleum Corp., 6.60%, 03/15/46	500	643,139
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.25%, 10/15/22	336	356,486
3.50%, 12/01/22	70	69,867
4.25%, 12/01/27	180	181,545
Cenovus Energy, Inc., 4.25%, 04/15/27	425	423,976
Chevron Corp., 2.19%, 11/15/19	255	255,543
Cimarex Energy Co., 3.90%, 05/15/27	940	961,168
Concho Resources, Inc., 3.75%, 10/01/27	1,170	1,185,276
ConocoPhillips Co., 4.95%, 03/15/26	600	681,046
Devon Energy Corp.:
3.25%, 05/15/22	731	743,569
5.00%, 06/15/45	204	227,571
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	485	580,510
Enbridge, Inc., 4.25%, 12/01/26	840	878,333
Encana Corp., 6.50%, 05/15/19	750	788,058
Energy Transfer Partners LP:
6.70%, 07/01/18	925	945,428
5.20%, 02/01/22	5	5,338
6.50%, 02/01/42	560	634,097
5.30%, 04/15/47	375	372,098
Enterprise Products Operating LLC:
6.45%, 09/01/40	525	680,691
5.70%, 02/15/42	490	592,573
4.90%, 05/15/46	300	330,538
Hess Corp., 5.80%, 04/01/47	600	667,675
Kerr-McGee Corp., 7.88%, 09/15/31	450	597,895
Kinder Morgan Energy Partners LP:
6.50%, 04/01/20	390	420,702
7.30%, 08/15/33	800	999,380
5.00%, 03/01/43	490	497,379
5.50%, 03/01/44	525	559,226
Kinder Morgan, Inc.:
6.50%, 09/15/20	925	1,011,432
3.15%, 01/15/23	750	745,432
5.55%, 06/01/45	265	290,015
Marathon Petroleum Corp., 4.75%, 09/15/44	381	398,080
Noble Energy, Inc., 5.25%, 11/15/43	425	470,375
Pioneer Natural Resources Co.:
6.88%, 05/01/18	880	893,539
3.45%, 01/15/21	255	260,134
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	894,884
4.90%, 02/15/45	300	288,084
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,087,291
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	750	804,044
5.75%, 05/15/24	425	472,379
5.63%, 03/01/25	550	606,655
Schlumberger Norge AS, 4.20%, 01/15/21 (a)	975	1,018,881
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	800	794,971
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	1,400	1,391,049

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners LP, 5.38%, 06/01/21	$1,025	$1,086,901
Williams Partners LP, 4.50%, 11/15/23	1,300	1,374,849

		29,168,102
Pharmaceuticals — 4.2%
Allergan Funding SCS:
3.00%, 03/12/20	1,800	1,816,194
3.45%, 03/15/22	1,780	1,808,576
3.80%, 03/15/25	900	916,242
4.55%, 03/15/35	900	952,350
4.85%, 06/15/44	425	454,930
EMD Finance LLC, 1.70%, 03/19/18 (a)	1,800	1,799,582
Johnson & Johnson:
2.45%, 03/01/26	510	497,340
3.55%, 03/01/36	560	580,576
Merck & Co., Inc., 2.35%, 02/10/22	310	309,584
Mylan NV:
2.50%, 06/07/19	332	331,657
3.95%, 06/15/26	325	327,719
Mylan, Inc., 2.60%, 06/24/18	968	969,608
Pfizer, Inc.:
5.20%, 08/12/20	900	968,997
4.30%, 06/15/43	250	280,663
Shire Acquisitions Investments Ireland DAC: 2.40%, 09/23/21	1,310	1,289,382
2.88%, 09/23/23	1,445	1,420,542
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	488,967
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	415	379,090
Wyeth LLC, 5.95%, 04/01/37	425	569,771

		16,161,770
Road & Rail — 1.0%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	500	651,518
Canadian National Railway Co., 6.25%, 08/01/34	575	777,506
Canadian Pacific Railway Co., 7.25%, 05/15/19	500	532,018
Kansas City Southern, 2.35%, 05/15/20	370	368,531
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22 (a)	1,000	1,018,722
Union Pacific Corp., 4.05%, 03/01/46	355	383,883

		3,732,178
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.:
2.50%, 12/05/21	340	336,651
3.50%, 12/05/26	195	197,336
Applied Materials, Inc., 3.30%, 04/01/27	705	717,054
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20 (a)	2,035	2,021,238
3.00%, 01/15/22 (a)	1,425	1,412,930
3.63%, 01/15/24 (a)	1,055	1,049,076
3.88%, 01/15/27 (a)	138	135,798
KLA-Tencor Corp., 4.65%, 11/01/24	40	43,388
NVIDIA Corp.:
2.20%, 09/16/21	490	484,742
3.20%, 09/16/26	1,185	1,188,575
NXP BV/NXP Funding LLC, 4.63%, 06/01/23 (a)	775	810,650
QUALCOMM, Inc.:
(3 mo. LIBOR US + 0.360%), 1.80%, 05/20/19 (e)	1,020	1,021,394
(3 mo. LIBOR US + 0.450%), 1.89%, 05/20/20 (e)	440	440,188

		9,859,020

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) December 31, 2017	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software — 3.0%
Microsoft Corp.:
1.55%, 08/08/21	$1,325	$1,290,116
2.00%, 08/08/23	1,150	1,117,122
2.88%, 02/06/24	990	1,004,332
2.40%, 08/08/26	1,235	1,190,991
4.10%, 02/06/37	530	591,749
3.75%, 02/12/45	466	490,929
4.45%, 11/03/45	517	605,974
3.70%, 08/08/46	370	385,729
Oracle Corp.:
2.40%, 09/15/23	2,050	2,024,363
2.65%, 07/15/26	1,190	1,160,188
3.25%, 11/15/27	800	813,572
4.13%, 05/15/45	850	916,755
4.00%, 07/15/46	161	171,306

		11,763,126
Specialty Retail — 0.3%
Home Depot, Inc.:
4.40%, 03/15/45	215	243,480
4.25%, 04/01/46	335	374,127
Lowe’s Cos., Inc., 3.70%, 04/15/46	425	426,740
QVC, Inc., 4.38%, 03/15/23	250	256,360

		1,300,707
Technology Hardware, Storage & Peripherals — 2.0%
Apple Inc.:
(3 mo. LIBOR US + 0.500%), 1.90%, 02/09/22 (e)	1,725	1,748,744
2.85%, 02/23/23	1,010	1,023,683
3.25%, 02/23/26	855	872,582
2.45%, 08/04/26	1,050	1,006,369
2.90%, 09/12/27	375	370,558
4.38%, 05/13/45	960	1,081,505
3.85%, 08/04/46	730	760,783
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (a)	595	766,683

		7,630,907
Tobacco — 2.2%
Altria Group, Inc.:
2.63%, 09/16/26	210	203,052
4.50%, 05/02/43	450	488,961
BAT Capital Corp.:
3.22%, 08/15/24 (a)	1,235	1,234,951
3.56%, 08/15/27 (a)	640	640,830
Imperial Brands Finance PLC, 2.05%, 02/11/18 (a)	950	949,877
Philip Morris International, Inc., 3.88%, 08/21/42	700	698,098
Reynolds American, Inc.:
4.00%, 06/12/22	730	762,725
4.85%, 09/15/23	220	239,563
4.45%, 06/12/25	2,000	2,132,491
5.70%, 08/15/35	550	655,592
7.00%, 08/04/41	350	473,614

		8,479,754
Trading Companies & Distributors — 0.4%
Air Lease Corp., 3.38%, 06/01/21	540	551,605
International Lease Finance Corp., 5.88%, 04/01/19	885	921,107

		1,472,712
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 5.00%, 03/30/20	468	493,244
Crown Castle Towers LLC, 6.11%, 01/15/20 (a)	1,450	1,528,507
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23 (a)	319	320,742

Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC, 4.38%, 02/19/43	$425	$438,068

		2,780,561

Total Corporate Bonds — 84.9% (Cost: $319,628,540)		329,339,933

Foreign Agency Obligations — 0.8%

China — 0.2%
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	800	791,079

Mexico — 0.6%
Petroleos Mexicanos:
6.38%, 02/04/21	633	688,071
5.38%, 03/13/22 (a)	155	164,300
4.63%, 09/21/23	825	848,719
6.38%, 01/23/45	475	477,541

		2,178,631

Total Foreign Agency Obligations — 0.8% (Cost: $2,900,244)		2,969,710

Foreign Government Obligations — 1.7%

Colombia — 0.3%
Republic of Colombia:
5.63%, 02/26/44	413	472,885
5.00%, 06/15/45	560	592,200

		1,065,085
Indonesia — 0.4%
Republic of Indonesia:
4.13%, 01/15/25 (a)	350	363,360
3.50%, 01/11/28	975	971,658

		1,335,018
Mexico — 0.7%
United Mexican States:
4.15%, 03/28/27	470	487,390
4.75%, 03/08/44	1,123	1,135,353
4.60%, 02/10/48	1,250	1,234,375

		2,857,118
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	372,070

Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26	440	449,295

Uruguay — 0.1%
Republic of Uruguay, 5.10%, 06/18/50	375	416,250

Total Foreign Government Obligations — 1.7% (Cost: $6,140,364)		6,494,836

Taxable Municipal Bonds — 2.4%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40	1,000	1,395,780
Los Angeles Department of Water & Power RB, 6.57%, 07/01/45	1,075	1,617,897
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,740,814
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,501,149

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series C Portfolio

Security	Par (000)	Value
State of California GO:
7.30%, 10/01/39	$510	$760,849
7.63%, 03/01/40	1,125	1,760,006
7.60%, 11/01/40	430	686,680

Total Taxable Municipal Bonds — 2.4% (Cost: $7,444,351)		9,463,175

U.S. Government Sponsored Agency Securities — 0.1%

Agency Obligations — 0.1%
Fannie Mae, 1.88%, 09/24/26	395	372,342

Total U.S. Government Sponsored Agency Securities — 0.1% (Cost: $392,791)		372,342

Security	Par (000)	Value
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bonds:
3.00%, 05/15/47	$375	$394,263
2.75%, 08/15/47	150	150,188

Total U.S. Treasury Obligations — 0.2% (Cost: $539,132)		544,451

Total Long-Term Investments — 94.2% (Cost: $352,299,600)		365,192,830

	Shares

Short-Term Securities — 4.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.11% (g)	18,381,531	18,381,531

Total Short-Term Securities — 4.7% (Cost: $18,381,531)		18,381,531

Options Purchased — 0.0% (Cost: $174,555)		73,915

Total Investments — 98.9% (Cost: $370,855,686)		383,648,276
Other Assets Less Liabilities — 1.1%		4,255,380

Net Assets — 100.0%		$387,903,656

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Perpetual security with no stated maturity date.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Floating rate security. Rate shown is the rate in effect as of period end.
(f)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) December 31, 2017	Series C Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	159	March 2018	$19,723	$(84,095)
U.S. Treasury Notes (2 Year)	110	March 2018	23,552	(50,435)
U.S. Treasury Notes (5 Year)	48	March 2018	5,576	(7,112)
U.S. Ultra Treasury Bonds	141	March 2018	23,640	74,784

				(66,858)

Short Contracts
U.S. Treasury Bonds (30 Year)	29	March 2018	4,437	8,892

				8,892
				$(57,966)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)	Value
Put
30-Year Interest Rate Swap, 06/08/49	3.50%	Semi-annual	3-month LIBOR	Quarterly	CitibankN.A.	06/06/19	3.50%	$8,620	$73,915

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Date	(000)	Value	Paid
2.38%	Semi-annual	3-month LIBOR	Quarterly	05/14/25	$1,900	$(7,698)	$29	$(7,727)
2.34%	Semi-annual	3-month LIBOR	Quarterly	11/15/43	$6,971	272,711	145	272,566

Total						$265,013	$174	$264,839

OTC Credit Default Swaps - Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Received	Unrealized Appreciation
Host Hotels & Resorts LP	1.00%	Quarterly	Credit Suisse International	03/20/19	BBB	$825	$9,742	$(1,230)	$10,972
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	$1,875	(21,964)	(53,361)	31,397
Total							$(12,222)	$(54,591)	$42,369

(a)	Using S&P’s rating of the issuer.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series C Portfolio

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments(a)	$—	$365,192,830	$—	$365,192,830
Short-Term Securities	18,381,531	—	—	18,381,531
Options Purchased:
Interest rate contracts	—	73,915	—	73,915

	$18,381,531	$365,266,745	$—	$383,648,276

Derivative Financial Instruments(b)
Assets
Credit contracts	$—	$42,369	$—	$42,369
Interest rate contracts	83,676	272,566	—	356,242
Liabilities
Interest rate contracts	(141,642)	(7,727)	—	(149,369)

	$(57,966)	$307,208	—	$249,242

(a)	See above Schedule of Investments for values in each security type.

(b)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) December 31, 2017	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 94.9%

Alabama — 1.6%
Alabama Special Care Facilities Financing Authority-Birmingham, Methodist Home for the Aging Project, Series 2015-1, RB, 5.50%, 06/01/30	$500	$558,780
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,195,200
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35	1,000	1,158,700

		2,912,680
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A:
4.63%, 06/01/23	310	316,928
5.00%, 06/01/46	1,400	1,354,584

		1,671,512
Arizona — 2.1%
Arizona IDA:
RB, Academies Math & Science Project, Series B, 5.13%, 07/01/47 (a)	195	195,799
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/26 (a)	300	327,978
Refunding RB, Basis Schools Projects, Series A, 5.13%, 07/01/37 (a)	605	641,972
Refunding RB, Odyssey Prepatory Academy Project, 5.50%, 07/01/52 (a)	485	464,087
City of Phoenix IDA:
RB, Legacy Traditional Schools Project, 5.00%, 07/01/46 (a)	570	596,077
Refunding RB, Basis Schools Projects, 5.00%, 07/01/45 (a)	140	145,949
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/35 (a)	45	47,264
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/46 (a)	50	52,092
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/35 (a)	300	314,508
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/45 (a)	100	103,989
La Paz County IDA, RB, Imagine Schools West Middle Project, 5.88%, 06/15/48 (a)	285	292,045
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	625,000

		3,806,760
Arkansas — 0.3%
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	260,045
5.00%, 12/01/42	250	282,157

		542,202
California — 10.4%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 06/01/28	500	508,290
RB, Asset-Backed, 5.60%, 06/01/36	405	411,853
RB, Asset-Backed, 5.70%, 06/01/46	760	762,896
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 06/01/26	45	45,018
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 06/01/26	275	275,190
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 06/01/45	325	325,010

Security	Par (000)	Value
California (continued)
Refunding RB, Golden Gate Tobacco Project, Series A, 5.00%, 06/01/36	$300	$300,003
California Educational Facilities Authority, RB, Chapman University Project, 5.00%, 04/01/45	500	564,310
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	790,627
California Municipal Finance Authority:
RB, John Adams Academics Project, 5.00%, 10/01/35	250	257,185
RB, John Adams Academics Project, 5.25%, 10/01/45	250	258,580
RB, Sycamore Academy Project, 5.63%, 07/01/44 (a)	150	153,973
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 02/01/46	650	734,097
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (a)	1,020	1,106,068
California School Finance Authority, RB:
Alliance College-Ready Public Schools Project, 5.00%, 07/01/51 (a)	300	326,961
Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	269,182
California Statewide Communities Development Authority:
RB, Loma Linda University Medical Center Project, Series A, 5.25%, 12/01/56 (a)	100	110,808
Refunding RB, (AGM), 5.00%, 11/15/49	500	566,595
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44 (a)	250	267,880
Refunding RB, CHF Irvine LLC Project, 5.00%, 05/15/34	1,750	2,036,755
Refunding RB, Front Porch Communities & Services Project, Series A, 4.00%, 04/01/36	600	636,648
Refunding RB, Front Porch Communities & Services Project, Series A, 5.00%, 04/01/47	1,000	1,151,660
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 05/01/43	85	85,020
Series B, 5.63%, 05/01/29	110	110,103
Series B, 6.00%, 05/01/43	315	315,076
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 09/01/44	250	274,433
City of Los Angeles Department of Airports, RB, AMT, Los Angeles International Airport Project, 5.00%, 05/15/46	1,000	1,166,300
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 09/01/44	500	538,650
Golden State Tobacco Securitization Corp, Refunding RB, Asset-Backed, Senior, Series A-1:
5.00%, 06/01/33	335	335,003
5.75%, 06/01/47	1,115	1,122,682
Norman Y Mineta San Jose International Airport, Refunding RB, AMT, Series A, 5.00%, 03/01/35	500	588,765
Oakland Unified School District, GO, Series A, 5.00%, 08/01/40	350	403,529
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	590,560

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay’s Redevelopment Project, Sub-Series D, 0.00%, 08/01/31 (a)(b)	$580	$287,355
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:
5.00%, 06/01/37	1,070	1,072,450
5.13%, 06/01/46	575	575,788

		19,325,303
Colorado — 3.2%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47	1,000	1,005,440
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47 (a)	155	160,313
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45 (a)	500	526,790
Colorado Health Facilities Authority:
RB, Catholic Health Initiatives Project, Series A, 5.00%, 07/01/38	215	233,346
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/40	815	889,980
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/45	610	664,650
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 07/01/39	400	412,020
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 02/01/41	200	211,250
Refunding RB, Sunny Vista Living Center Project, Series A, 6.13%, 12/01/45 (a)	130	137,884
Refunding RB, Sunny Vista Living Center Project, Series A, 6.25%, 12/01/50 (a)	130	138,061
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	528,475
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	925	1,045,518

		5,953,727
Connecticut — 0.4%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45 (a)	215	228,130
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 02/01/45 (a)	98	105,974
Refunding RB, Priority District Project, Series C, 6.25%, 02/01/30 (a)	330	351,929

		686,033
Delaware — 0.3%
Delaware State EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	505	528,195

Florida — 3.8%
Babcock Ranch Community Independent Special District, Special Assessment Bonds, 4.25%, 11/01/21	335	343,432
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	500	555,730
Cape Coral Health Facilities Authority, Refunding RB, Senior Housing Gulf Care Project, 5.88%, 07/01/40 (a)	250	271,002
Capital Trust Agency, Inc., RB, Gardens Apartments Project, Series A, 5.00%, 07/01/50	500	532,800

Security	Par (000)	Value
Florida (continued)
Celebration Pointe Community Development District, Special Assessment Bonds:
5.13%, 05/01/45	$250	$254,100
Alachua County Project, 4.00%, 05/01/22 (a)	100	102,016
Florida Development Finance Corp., RB:
AMT, Brightline Passenger Rail Project, 5.63%, 01/01/47 (a)(c)	970	1,010,236
AMT, Waste Pro USA, Inc. Project, 5.00%, 08/01/29 (a)(c)	470	481,755
Renaissance Charter School Project, Series A, 6.13%, 06/15/44	45	47,551
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	263,685
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	392,893
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.88%, 05/01/35	250	257,198
Village of Lakewood Ranch Project, Series 2016,4.00%, 05/01/21	100	101,298
Village of Lakewood Ranch Project, Series 2016,5.13%, 05/01/46	170	178,022
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems Obligation Project:
5.13%, 07/01/38	500	557,455
5.13%, 07/01/46	390	433,824
Orange County Health Facilities Authority:
RB, Presbyterian Retirement Community Project, 5.00%, 08/01/35	250	277,575
Refunding RB, Presbyterian Retirement Community Project, 5.00%, 08/01/41	695	770,206
Trout Creek Community Development District, Special Assessment Bonds, 5.63%, 05/01/45	250	253,345

		7,084,123
Georgia — 1.9%
Dahlonega Downtown Development Authority, Refunding RB, North Georgia MAC LLC Project:
3.00%, 07/01/35	325	315,919
3.13%, 07/01/40	410	398,668
Dalton Whitfield County Joint Development Authority, RB, Hamilton Health Care System Project, 4.00%, 08/15/48	560	584,153
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 08/15/54	250	297,233
Glynn-Brunswick Memorial Hospital Authority, Refunding RB, RAN, South East Georgia Health System Project, 4.00%, 08/01/43	1,945	1,990,960

		3,586,933
Hawaii — 0.1%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 01/01/45 (a)	220	220,084

Idaho — 1.0%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Credit Group Project, 5.00%, 12/01/47	400	464,788

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Idaho (continued)
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	$1,380	$1,475,813

		1,940,601
Illinois — 7.7%
City of Chicago Board of Education, GO:
Refunding, Series C, 5.00%, 12/01/34	625	644,694
Refunding, Series D, 5.00%, 12/01/25	290	310,506
Refunding, Series F, 5.00%, 12/01/22	215	227,835
Series H, 5.00%, 12/01/46	625	641,187
City of Chicago, GO, Refunding, Series A:
5.00%, 01/01/36	250	262,120
6.00%, 01/01/38	275	317,779
City of Chicago, O’Hare International Airport Revenue:
Refunding RB, Senior Lien, Series D, 5.00%, 01/01/39	260	291,639
Refunding RB, Series D, 5.00%, 01/01/46 .	1,000	1,133,430
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 01/01/39	500	551,720
Cook County Community College District No. 508, GO:
5.25%, 12/01/30	920	995,063
5.00%, 12/01/47	710	784,117
Illinois Finance Authority, Refunding RB:
Chicago LLC University of Illinois at Chicago Project, 5.00%, 02/15/47	95	104,833
Chicago LLC University of Illinois at Chicago Project, 5.00%, 02/15/50	45	49,087
Lutheran Home & Services Project, 5.50%, 05/15/30	500	534,920
Presence Health Network Project, Series C, 5.00%, 02/15/36	1,500	1,687,980
Presence Health Network Project, Series C, 5.00%, 02/15/41	650	729,833
Senior, Rogers Park Montessori School Project, 6.13%, 02/01/45	150	155,250
Southern Illinois Healthcare Enterprises, Inc. Project, 4.00%, 03/01/35	600	624,750
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 06/15/53	390	433,703
Refunding RB, McCormick Place Expansion Project, Series B, 5.00%, 06/15/52	80	83,928
Refunding RB, McCormick Project, Series B-2, 5.00%, 06/15/50	600	618,096
Refunding RB, McCormick Project, Series B-2, 5.20%, 06/15/50	405	418,904
Refunding RB, McCormick Project, Series B-2, 5.25%, 06/15/50	465	481,833
State of Illinois, GO:
5.25%, 02/01/30	1,000	1,076,880
4.13%, 11/01/31	300	295,170
5.00%, 03/01/35	235	244,005
5.00%, 03/01/37	300	311,031
5.00%, 05/01/39	275	288,500

		14,298,793
Indiana — 1.4%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 01/01/29 (a)	485	474,834

Security	Par (000)	Value
Indiana (continued)
County of Allen RB, StoryPoint Fort Wayne Project:
6.63%, 01/15/34 (a)	$100	$106,168
6.75%, 01/15/43 (a)	200	211,480
6.88%, 01/15/52 (a)	120	127,151
Indiana Finance Authority:
RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 01/01/51	1,000	1,087,830
Refunding RB, Marquette Project, 4.75%, 03/01/32	270	278,513
Town of Chesterton RB, StoryPoint Chesterton Project, Series A, 6.38%, 01/15/51 (a)	265	278,250

		2,564,226
Iowa — 0.7%
Iowa Finance Authority Refunding RB, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	750	764,805
5.25%, 12/01/25	310	330,042
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.50%, 06/01/42	240	240,862

		1,335,709
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Health Project, Series A, 5.25%, 06/01/41	500	568,335

Louisiana — 0.3%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 09/15/44 (a)	475	494,504

Maryland — 1.6%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 07/01/44	250	254,412
City of Baltimore, Refunding RB, Baltimore Research Park Project, Series A, 4.00%, 09/01/27	100	104,807
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43 (a)	150	163,497
Maryland Economic Development Corp:
RB, AMT, Green Bonds, Purple Line Light Rail Project, 5.00%, 03/31/51	620	688,008
Refunding RB, Towson University Project, 5.00%, 07/01/37	700	751,891
Refunding RB, Transport Facility Project, Series A, 5.00%, 06/01/35	345	391,106
Refunding RB, University of Maryland Project, 5.00%, 07/01/39	100	110,229
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 07/01/40	500	551,145

		3,015,095
Massachusetts — 3.8%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 07/01/44	500	558,700
RB, Emerson College Project, Series A, 5.00%, 01/01/47	500	569,860
RB, Green Bonds, Boston Medical Center Project, 5.00%, 07/01/44	180	201,438
RB, Seven Hills Foundation & Affiliates Project, 5.00%, 09/01/35	250	271,150

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
RB, Seven Hills Foundation & Affiliates Project, 5.00%, 09/01/45	$335	$357,814
RB, University of Massachusetts Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,105,750
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	350,126
Refunding RB, Emmanuel College Project, Series A, 5.00%, 10/01/35	750	855,915
Refunding RB, University of Massachusetts Memorial Health Care Project, 4.00%, 07/01/44	1,000	1,022,220
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A:
4.45%, 12/01/42	640	678,829
4.50%, 12/01/47	1,015	1,076,489

		7,048,291
Michigan — 1.7%
Michigan Finance Authority, Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 07/01/44	250	270,330
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 06/01/42	500	504,620
Wayne County Airport Authority:
RB, AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	283,662
RB, Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	571,035
RB, Series D, 5.00%, 12/01/40	500	579,100
Refunding RB, AMT, Junior Lien, Series B, 5.00%, 12/01/32	750	885,517

		3,094,264
Minnesota — 0.8%
City of Brooklyn Park, RB, Athlos Leadership Academy Project, 5.25%, 07/01/30	350	354,756
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 07/01/37	605	649,909
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB:
Great River School Project, Series A, 5.50%, 07/01/38 (a)	240	251,006
Hmong College Prep Academy Project, Series E, 5.50%, 09/01/36	310	325,119

		1,580,790
Mississippi — 0.3%
Mississippi Business Finance Corp., RB, AMT, Waste Pro USA, Inc. Project, 5.00%, 02/01/36 (a)(c)	190	194,752
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Facilities Refinancing Project, Series A, 4.00%, 08/01/43	265	281,017

		475,769
Missouri — 0.7%
City of St. Louis IDA, Refunding RB, Ballpark Village Development Project, Series A:
4.38%, 11/15/35	215	220,958
4.75%, 11/15/47	240	247,344
Kansas City IDA, Refunding RB, Kansas City United Methodist Church Project:

Security	Par (000)	Value
Missouri (continued)
5.75%, 11/15/36 (a)	$220	$219,732
6.00%, 11/15/46 (a)	155	155,372
6.00%, 11/15/51 (a)	100	99,847
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 05/01/35	400	395,404

		1,338,657
Montana — 0.1%
Montana Board of Housing, RB, State Single Family Housing Project, Series A-2, 4.00%, 12/01/45	220	230,765

Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	563,040

New Jersey — 7.3%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	268,305
5.25%, 11/01/44	560	598,326
Essex County Improvement Authority, RB, AMT, 5.25%, 07/01/45 (a)	250	251,973
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 09/15/19	400	413,156
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 04/01/31	100	116,457
RB, AMT, Private Activity - The Goethals Project, 5.38%, 01/01/43	500	559,180
RB, Provident Group-Kean Properties Project, 5.00%, 07/01/32	200	222,488
RB, Series WW, 5.25%, 06/15/40	1,000	1,101,470
Refunding RB, 5.00%, 06/15/23	200	222,000
Refunding RB, 5.00%, 06/15/24	705	777,841
Refunding RB, (AGM), Provident Group-Montclair Project, 5.00%, 06/01/37	200	230,454
Refunding RB, AMT, Port Newark Container Project, 5.00%, 10/01/37	1,000	1,095,200
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 08/01/49 (a)	250	257,643
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Obligated Project, 4.25%, 07/01/44	395	419,897
Barnabas Health Obligated Project, 5.00%, 07/01/44	220	245,003
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Notes, Series A-1, 5.00%, 06/15/28	1,700	1,939,836
Transportation Program, Series AA, 5.00%, 06/15/38	325	346,440
Transportation Program, Series AA, 5.25%, 06/15/41	205	227,068
Transportation Program, Series AA, 5.00%, 06/15/44	30	32,506
Transportation Program, Series AA, 5.00%, 06/15/44	30	32,246
Transportation Program, Series AA, 5.00%, 06/15/46	450	488,084
Transportation Program, Series B, 5.00%, 06/15/42	280	296,335
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/43	1,000	1,135,031

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
South Jersey Port Corp., RB:
AMT, Series B, 5.00%, 01/01/37	$160	$175,842
Series A, 5.00%, 01/01/49	1,000	1,100,760
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	1,000	970,420

		13,523,961
New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	325	355,193

New York — 11.0%
Build NYC Resource Corp., Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 01/01/35 (a)	285	317,678
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	1,000	1,016,950
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 05/01/44	195	216,042
Dutchess County Industrial Development Agency, Refunding RB, Bard College Civic Facility Project, Series A-1, 5.00%, 08/01/46	530	442,847
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 06/01/45	495	479,898
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 07/01/44	500	548,710
Metropolitan Transportation Authority, Refunding RB:
Series C-1, 4.00%, 11/15/37	1,025	1,111,910
Series D, 4.00%, 11/15/42	3,625	3,888,973
MTA Hudson Rail Yards Trust Obligations, RB, Series A, 5.00%, 11/15/56	955	1,076,724
New York Counties Tobacco Trust IV, Refunding RB, Series A:
6.25%, 06/01/41 (a)	550	569,190
5.00%, 06/01/42	915	889,819
5.00%, 06/01/45	225	216,232
New York Counties Tobacco Trust VI, Refunding RB:
5.00%, 06/01/45	835	883,714
5.00%, 06/01/51	500	517,395
New York Liberty Development Corp.:
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	1,000	1,087,630
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	166,064
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	120,338
New York State Dormitory Authority, Refunding RB, Orange Regional Medical Center Project, 5.00%, 12/01/35 (a)	215	240,662
New York Transportation Development Corp.:
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/34	500	554,565
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/41	1,470	1,616,809
Refunding RB, AMT, American Airlines, Inc. Project, 5.00%, 08/01/20	400	425,940
Refunding RB, AMT, American Airlines, Inc. Project, 5.00%, 08/01/21	200	217,364
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, 5.00%, 07/01/44	420	447,518

Security	Par (000)	Value
New York (continued)
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	$341	$373,285
Westchester County Local Development Corp., Refunding RB:
Kendal on the Hudson Project, 5.00%, 01/01/34	1,080	1,170,634
Wartburg Senior Housing Project, Series A, 5.00%, 06/01/30 (a)	250	254,012
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C:
4.00%, 06/01/42	995	973,697
5.13%, 06/01/51	500	514,075

		20,338,675
North Carolina — 0.3%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1- 77, 5.00%, 06/30/54	115	126,123
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	250	252,300
Town of Mooresville, Special Assessment Bonds, 5.38%, 03/01/40 (a)	250	250,495

		628,918
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2, 5.88%, 06/01/47	1,250	1,204,437
Butler County Port Authority, RB, Storypoint Fairfield Project, 6.38%, 01/15/43 (a)	435	461,165
County of Franklin, RB:
OPRS Communities Obligation Group Project, Series 2013A, 6.13%, 07/01/40	585	650,409
Trinity Health Credit Group Project, Series A, 3.25%, 12/01/42	385	371,567
County of Hamilton, RB, Improvement, Life Enriching Community Project, 5.00%, 01/01/46	190	206,410
Ohio Air Quality Development Authority, RB, AMT, Pratt Paper LLC Project, 4.25%, 01/15/38 (a)	105	108,467
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	343,462
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 06/30/53	370	409,893

		3,755,810
Oklahoma — 2.6%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	1,250	1,435,163
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc. -Cross Village Student Housing Project, 5.00%, 08/01/47	1,500	1,633,275
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 06/01/35 (c)	615	673,062
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	965	1,102,088

		4,843,588

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) December 31, 2017	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 06/15/38 (b)	$275	$123,843
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	162,347
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 07/01/45	250	264,927
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community Project, Series 2016A, 5.00%, 11/15/36	300	323,922

		875,039
Pennsylvania — 5.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42 (a)	295	318,001
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 04/01/33	250	258,373
Montgomery County IDA:
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 01/15/45	500	549,210
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	170	174,126
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 07/01/45	250	271,315
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	115	133,589
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 06/30/42	1,625	1,833,260
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	533,315
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 07/15/38	250	268,705
Pennsylvania Housing Finance Agency, RB, AMT, State Single Family Housing Project:
Series 123B, 4.00%, 10/01/42	1,180	1,214,196
Series 125B, 3.70%, 10/01/47	685	687,103
Pennsylvania Turnpike Commission:
RB, Series B, 5.25%, 12/01/44	1,000	1,135,460
RB, Sub-Series A, 5.50%, 12/01/42	660	791,017
Refunding RB, Motor Licence Fund Enhance Project, 5.00%, 12/01/40	1,000	1,161,970
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 04/01/45	500	575,190
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 07/01/42	130	144,446

		10,049,276
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 05/15/39	630	593,737
5.63%, 05/15/43	895	849,248
Commonwealth of Puerto Rico:
GO, Refunding, Series A, 8.00%, 07/01/35 (d)(e)	380	90,250

Security	Par (000)	Value
Puerto Rico (continued)
GO, Refunding, Series A, 5.50%, 07/01/39 (d)(e)	$145	$32,625
GO, Series A, 6.00%, 07/01/38 (d)(e)	160	36,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
6.00%, 07/01/38	215	136,794
6.00%, 07/01/44	355	225,869

		1,964,523
Rhode Island — 3.6%
Rhode Island Health & Educational Building Corp.:
RB, Series A, 4.00%, 09/15/47	2,400	2,530,224
Refunding RB, Series B, 4.00%, 09/15/40	1,645	1,746,875
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	400	436,404
Series A, 5.00%, 06/01/40	100	107,617
Series B, 4.50%, 06/01/45	750	761,790
Series B, 5.00%, 06/01/50	1,040	1,087,091

		6,670,001
South Carolina — 2.3%
South Carolina Jobs EDA, Refunding RB:
Lutheran Homes of South Carolina Project, 5.00%, 05/01/37	130	137,951
Woodlands at Furman Project, 4.00%, 11/15/27	185	186,304
South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/55	500	574,280
South Carolina State Public Service Authority:
RB, Obligations, Series A, 5.50%, 12/01/54	1,005	1,146,112
Refunding RB, Series A, 5.00%, 12/01/50	190	213,334
Refunding RB, Series E, 5.25%, 12/01/55	1,700	1,949,492

		4,207,473
Tennessee — 1.0%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	274,857
Knox County Health Educational & Housing Facility Board, Refunding RB, Facilities Board-University Health Project, 5.00%, 04/01/36	690	787,490
Memphis-Shelby County Industrial Development Board, Refunding Tax Allocation Bonds, Senior Tax Increment, Graceland Project:
5.50%, 07/01/37	360	380,441
5.63%, 01/01/46	470	493,801

		1,936,589
Texas — 4.2%
Bexar County Health Facilities Development Corp., Refunding RB, Army Retirement Residence Foundation Project, 5.00%, 07/15/26	250	285,977
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 01/01/46	175	198,096
Series A, 5.00%, 01/01/45	500	563,810
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/37	200	224,730
5.00%, 08/15/42	250	279,002
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 07/15/35	100	108,820
Refunding RB, AMT, Series C, 5.00%, 07/15/20	140	148,786

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Refunding RB, AMT, United Airlines, Inc. Project, 4.75%, 07/01/24	$500	$560,225
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 07/01/29	500	553,635
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45	500	564,165
County of Hays, Special Assessment Bonds, La Cima Import District Project, 7.00%, 09/15/45	250	250,995
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	465	482,837
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 02/15/42	250	261,525
New Hope Cultural Education Facilities Corp., Refunding RB:
Childrens Health System Project, Series A, 4.00%, 08/15/40	1,000	1,045,490
Jubilee Academic Center Project, Series A, 4.00%, 08/15/26 (a)	775	772,179
Newark Higher Education Finance Corp., RB, Christian Schools, Inc. Project, Series A, 5.50%, 08/15/35 (a)	300	310,155
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/40	250	277,437
Tarrant County Cultural Education Facilities Finance Corp.:
RB, Buckingham Senior Living Community Project, 5.50%, 11/15/45	350	358,956
Refunding RB, Barton Creek Senior Living Center Project, 4.75%, 11/15/35	250	259,212
Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	268,920

		7,774,952
Utah — 0.6%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 07/15/49 (a)	545	547,234
Spectrum Academy Project, 6.00%, 04/15/45 (a)	500	524,365

		1,071,599
Virginia — 3.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	120	125,197
5.13%, 03/01/31	230	242,981
Cherry Hill Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 03/01/45 (a)	250	258,830
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51	810	910,003
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	421,720
Lexington IDA, RB, Kendal at Lexington Project, Series A, 5.00%, 01/01/48	330	356,063
Lower Magnolia Green Community Development Authority, Special Assessment Bonds:
5.00%, 03/01/35 (a)	240	247,114
5.00%, 03/01/45 (a)	100	102,044
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 06/01/47	1,215	1,178,538

Security	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, 5.00%, 07/01/45 (a)	$250	$267,890
Virginia Small Business Financing Authority, RB, AMT, Transform 66 P3 Project:
5.00%, 12/31/52	465	520,521
5.00%, 12/31/56	770	860,614

		5,491,515
Washington — 0.6%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	250	257,530
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	208,276
Series A, 5.00%, 12/01/30	200	205,246
Port of Seattle RB, AMT, Series C, 5.00%, 04/01/40	250	281,615
Washington State Housing Finance Commission, Refunding RB, Skyline 1st Hill Project, 6.00%, 01/01/45 (a)	210	214,805

		1,167,472
Wisconsin — 3.5%
Public Finance Authority:
RB, Alabama Proton Theray Center Project, Series A, 6.25%, 10/01/31 (a)	195	196,954
RB, Alabama Proton Theray Center Project, Series A, 7.00%, 10/01/47 (a)	195	203,504
RB, Delray Beach Radiation Therapy Project, 6.85%, 11/01/46 (a)	275	288,692
RB, Delray Beach Radiation Therapy Project, 7.00%, 11/01/46 (a)	155	164,288
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.00%, 12/01/45	340	358,972
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.15%, 12/01/50	210	221,449
RB, Limited American Prep Academy Project, 5.38%, 07/15/47 (a)	335	344,939
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	152,799
Refunding RB, AMT, Celanese Project, Series C, 4.30%, 11/01/30	100	103,609
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 07/01/42	750	802,530
Refunding RB, Celanese Project, Series D, 4.05%, 11/01/30	100	103,647
Wisconsin Health & Educational Facilities Authority:
RB, Aspirus, Inc. Project, 4.00%, 08/15/48 .	2,615	2,723,287
Refunding RB, Froedtert Health, Inc. Project, 4.00%, 04/01/39	715	749,363
Wisconsin Housing & EDA, RB, WHPC Madison Pool Project, Series A, 4.55%, 07/01/37	165	174,184

		6,588,217

Total Municipal Bonds — 94.9% (Cost: $169,309,696)		176,109,192

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) December 31, 2017	Series E Portfolio

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts — 6.8%(f)

Illinois — 1.0%
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	$660	$757,898
Series C, 5.00%, 01/01/38	1,000	1,141,544

		1,899,442
New York — 4.3%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,046,622
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,500	1,772,501
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36	3,330	3,936,460
Port Authority of New York & New Jersey
Refunding, RB, 194th Series, 5.25%, 10/15/55	1,000	1,167,973

		7,923,556
North Carolina — 0.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,000	1,147,040

Washington — 0.9%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45	1,340	1,540,637

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.8% (Cost: $11,971,242)		12,510,675

Total Long-Term Investments — 101.7% (Cost: $181,280,938)		188,619,867

Security	Shares	Value
Short-Term Securities — 0.2%

Money Market Fund — 0.1%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 1.27% (g)	212,370	$212,349

	Par (000)
Municipal Bonds — 0.1%

New York — 0.1%
Town of Oyster Bay, GO:
BAN, Series C, 2.50%, 06/01/18	$85	85,048
RAN, 2.50%, 02/23/18	60	60,029

		145,077

Total Short-Term Securities — 0.2% (Cost: $357,626)		357,426

Total Investments — 101.9% (Cost: $181,638,564)		188,977,293
Other Assets Less Liabilities — 1.7%		3,166,739
Liability for TOB Trust Certificates, Including Interest Expense and Fees
Payable — (3.6)%		(6,651,924)

Net Assets — 100.0%		$185,492,108

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Zero-coupon bond.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation

Short Contracts
U.S. Treasury Bonds (30 Year)	79	March 2018	$12,087	$4,826
U.S. Treasury Notes (10 Year)	37	March 2018	4,590	19,166
U.S. Treasury Notes (5 Year)	5	March 2018	581	176

				$24,168

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series E Portfolio

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments(a)	$—	$188,619,867	$—	$188,619,867
Short-Term Securities	212,349	145,077	—	357,426

	$212,349	$188,764,944	$—	$188,977,293

Derivative Financial Instruments(b)
Assets
Interest rate contracts	$24,168	$—	$—	$24,168

(a)	See above Schedule of Investments for values in each security type.

(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $6,625,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) December 31, 2017	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.5%
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32 (a)	$1,379	$1,375,966
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (a)	869	861,802
SMB Private Education Loan Trust, Series 2015-C, Class A3, (1 mo. LIBOR US + 1.950%), 08/16/32 (a)(b)	1,000	1,047,200

Total Asset-Backed Securities — 0.5% (Cost: $3,241,449)		3,284,968

Non-Agency Mortgage-Backed Securities — 17.4%

Commercial Mortgage-Backed Securities — 15.2%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35 (a)	945	996,019
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class A, (1 mo. LIBOR US + 0.930%), 2.41%, 11/15/19 (a)(b)(c)	4,900	4,900,000
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 3.43%, 11/15/19 (a)(b)(c)	1,400	1,383,900
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, (1 mo. LIBOR US + 1.430%), 2.91%, 11/15/33 (a)(b)	566	566,496
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, (1 mo. LIBOR US + 1.500%), 3.07%, 07/05/33 (a)(b)	2,600	2,612,078
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.53%, 10/15/34 (a)	1,970	2,014,626
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class A, 3.36%, 04/10/29 (a)	1,750	1,751,251
Series 2016-HEAT, Class D, 5.49%, 04/10/29 (a)(d)	1,330	1,336,068
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (d)	1,408	1,448,005
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,580	1,655,545
Chicago Skyscraper Trust, Series 2017-SKY, Class D, (1 mo. LIBOR US + 2.250%), 3.73%, 02/15/30 (a)(b)	2,190	2,203,597
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 4.90%, 03/10/47 (d)	2,625	2,742,043
Series 2014-GC21, Class A5, 3.86%, 05/10/47	2,295	2,416,985
Commercial Mortgage Trust:
Series 2013-CR13, Class A4, 4.19%, 11/12/46 (d)	3,500	3,734,695
Series 2014-CR15, Class C, 4.77%, 02/10/47 (d)	2,435	2,539,265
Series 2014-LC15, Class A4, 4.01%, 04/10/47	2,025	2,139,367
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,215	1,281,555
Series 2015-LC23, Class ASB, 3.60%, 10/10/48	3,730	3,875,574
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(d)	1,180	1,108,868

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-PANW, Class A, 3.24%, 10/10/29 (a)	$3,960	$3,995,761
Credit Suisse Mortgage Capital Certificates:
Series 2017-CALI, Class A, 3.43%, 11/10/32 (a)	1,180	1,207,866
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 3.08%, 11/15/33 (a)(b)	570	573,514
Deutsche Bank UBS Mortgage Trust,
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (a)	1,860	1,900,345
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (a)(d)	3,600	3,613,063
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 04/10/34 (a)	2,565	2,644,749
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.41%, 07/10/48 (c)(d)	2,000	2,032,600
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34 (a)(d)	2,425	2,435,527
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 09/15/47	5,970	6,195,058
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JPS, Class D, 4.65%, 03/15/50 (a)(d)	1,860	1,836,726
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, (1 mo. LIBOR US + 1.700%), 3.18%, 07/15/36 (a)(b)	618	620,427
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 2.99%, 11/24/31 (a)(b)	620	626,200
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49 (a)	2,740	2,697,075
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46	1,170	1,239,784
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49	3,730	3,809,740
Series 2017-PRME, Class D, (1 mo. LIBOR US + 3.400%), 4.88%, 02/15/34 (a)(b)	610	609,993
Morgan Stanley Capital I, Inc.,
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 3.20%, 11/15/34 (a)(b)	1,450	1,450,456
Olympic Tower Mortgage Trust, Series 2017-OT, Class D, 3.95%, 05/10/39 (a)(d)	1,160	1,150,454
RAIT Trust, Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.43%, 06/15/37 (a)(b)	1,630	1,630,840
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class ASB, 3.57%, 09/15/58	3,845	3,982,334
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57	3,920	4,022,497
Series 2015-P2, Class AS, 4.01%, 12/15/48	1,605	1,665,762
Series 2017-C41, Class C, 4.51%, 11/15/50 (d)	830	844,477
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%, 08/15/47	2,805	2,882,643
Series 2014-C21, Class A5, 3.68%, 08/15/47	1,000	1,041,297

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-LC14, Class A4, 3.77%, 03/15/47	$5,590	$5,850,508

		101,265,633
Interest Only Commercial Mortgage-Backed Securities — 2.2%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.90%, 09/15/48 (d)	1,753	91,691
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.75%, 05/10/58 (d)	5,477	582,395
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, 0.93%, 09/15/50 (d)	6,723	465,460
Commercial Mortgage Trust:
Series 2014-LC17, Class XA, 0.95%, 10/10/47 (d)	71,944	2,565,143
Series 2015-CR24, Class XA, 0.81%, 08/10/48 (d)	6,946	336,502
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 02/10/34 (a)(d)	22,150	646,718
Series 2015-TEXW, Class XA, 0.77%, 02/10/34 (a)(d)	18,600	518,810
Series 2015-WEST, Class XA, 0.93%, 02/10/37 (a)(d)	9,300	545,555
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.55%, 09/15/37 (a)(d)	26,000	893,620
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.50%, 05/10/49 (d)	8,329	769,339
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22 (a)(d)	135,574	445,102
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.00%, 04/10/47 (d)	855	42,180
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, 1.35%, 02/15/48 (d)	23,604	1,423,926
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class XA, 1.64%, 05/15/49 (d)	3,353	330,464
Series 2016-C32, Class XA, 0.77%, 12/15/49 (d)	99,679	5,140,577

		14,797,482

Total Non-Agency Mortgage-Backed Securities — 17.4% (Cost: $116,835,630)		116,063,115

Security	Par (000)	Value

U.S. Government Sponsored

Agency Securities — 153.1%
Collateralized Mortgage Obligations — 3.1%
Fannie Mae:
Series 2011-8, Class ZA, 4.00%, 02/25/41	$2,636	$2,764,561
Series 2017-69, Class HA, 3.00%, 06/25/46	6,328	6,386,541
Series 2017-76, Class PB, 3.00%, 10/25/57	900	855,555
Series 2017-87, Class UA, 3.50%, 12/25/44	3,244	3,343,225
Freddie Mac:
Series 3745, Class ZA, 4.00%, 10/15/40	306	330,933
Series 3780, Class ZA, 4.00%, 12/15/40	578	622,627
Series 4253, Class DZ, 4.75%, 09/15/43	1,269	1,412,619
Series 4384, Class LB, 3.50%, 08/15/43	1,400	1,441,164
Ginnie Mae:
Series 2014-107, Class WX, 6.78%, 07/20/39 (d)	1,212	1,382,159
Series 2014-12, Class ZA, 3.00%, 01/20/44 (c)	1,349	1,313,161
Series 2014-62, Class Z, 3.00%, 04/20/44 (c)	1,116	1,088,568

		20,941,113

Interest Only Collateralized Mortgage

Obligations — 0.6%
Fannie Mae:
Series 2013-10, Class PI, 3.00%, 02/25/43	2,977	335,681
Series 2016-64, Class BI, 5.00%, 09/25/46	3,378	697,593
Series 2011-100, Class S, (1 mo. LIBOR US + 6.450%) 4.90%, 10/25/41 (b)	1,599	249,209
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.250%) 4.70%, 09/25/45 (b)	10,320	1,674,203
Freddie Mac, Series 4611, Class BS, 4.62%, 06/15/41 (b)	6,454	952,043

		3,908,729
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Freddie Mac:
Series K041, Class X1, 0.55%, 10/25/24 (d)	13,536	435,796
Series K042, Class X1, 1.05%, 12/25/24 (d)	4,039	245,516
Series K071, Class X1, 0.29%, 11/25/50	44,600	1,147,723
Series K718, Class X1, 0.64%, 01/25/22 (d)	2,191	48,708
Series KC01, Class X1, 0.71%, 12/25/22 (d)	7,475	163,937
Ginnie Mae:
Series 2016-105, Class IO, 1.06%, 10/16/57 (d)	20,622	1,626,092
Series 2017-53, Class IO, 0.69%, 11/16/56 (d)	17,596	1,111,807
Series 2017-54, Class IO, 0.68%, 12/16/58 (d)	3,138	210,399
Series 2017-61, Class IO, 0.77%, 05/16/59 (d)	4,291	349,819

		5,339,797

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities — 148.6%
Fannie Mae Mortgage-Backed Securities:
2.00%, 01/01/33 (e)	$1,500	$1,460,859
2.50%, 09/01/27-01/01/33 (e)	59,908	59,861,590
3.00%, 01/01/27-01/01/48 (e)	170,722	171,762,367
3.50%, 09/01/28-01/01/48 (e)	92,166	95,384,045
4.00%, 02/01/29-01/01/57 (e)	172,309	181,123,355
4.50%, 05/01/24-02/01/57 (e)	61,504	66,013,732
5.00%, 02/01/35-01/01/48 (e)	11,323	12,251,874
5.05%, 09/01/44	293	317,590
5.50%, 05/01/34-03/01/40	5,673	6,290,600
6.00%, 02/01/38-07/01/41	5,205	5,859,104
6.50%, 05/01/36-01/01/38	66	72,903
Freddie Mac Mortgage-Backed Securities:
2.50%, 09/01/27-01/01/33 (e)	19,267	19,271,628
3.00%, 10/01/27-01/01/48 (e)	50,330	50,620,100
3.50%, 09/01/30-01/01/48 (e)	53,629	55,268,344
4.00%, 01/01/40-01/01/48 (e)	26,371	27,776,048
4.50%, 04/01/18-01/01/48 (e)	15,635	16,774,244
5.00%, 05/01/28-11/01/41	2,359	2,579,484
5.50%, 01/01/28-06/01/41	2,215	2,450,375
6.00%, 08/01/28-11/01/39	617	694,375
Ginnie Mae Mortgage-Backed Securities:
2.50%, 01/01/48 (e)	1,960	1,913,909
3.00%, 12/20/47-01/01/48 (e)	15,247	15,393,038
3.50%, 01/15/42-01/01/48 (e)	69,340	71,704,379
4.00%, 04/20/39-01/01/48 (e)	107,447	112,084,781
4.50%, 09/20/39-01/01/48 (e)	12,012	12,704,031
5.00%, 07/15/33-07/20/44	2,534	2,751,527
5.50%, 07/15/38-12/20/41	1,260	1,382,920

		993,767,202

Total U.S. Government Sponsored Agency Securities — 153.1% (Cost: $1,027,027,727)		1,023,956,841

U.S. Treasury Obligations — 1.3%
U.S. Treasury Notes, 2.25%, 11/15/27	9,000	8,873,086

Total U.S. Treasury Obligations — 1.3% (Cost: $8,901,069)		8,873,086

Total Long-Term Investments — 172.3% (Cost: $1,156,005,875)		1,152,178,010

	Shares

Short-Term Securities — 3.7%

Money Market Fund — 1.5%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.11% (f)	9,885,957	9,885,957

Security	Par (000)	Value
U.S. Treasury Obligations — 2.2%
U.S. Treasury Bills:
1.25%, 01/18/18 (g)	$15,000	$14,991,742

Total Short-Term Securities — 3.7% (Cost: $24,877,850)		24,877,699

Options Purchased — 0.1% (Cost: $169,938)		215,250

Total Investments Before TBA Commitments and Options Written — 176.0% (Cost: $1,181,053,663)		1,177,270,959

TBA Sale Commitments — (57.9)%(e)
Mortgage-Backed Securities — (57.9)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 01/01/33	(13,306)	(13,285,209)
3.00%, 01/01/33-01/01/48	(79,162)	(79,582,725)
3.50%, 01/01/33-01/01/48	(77,036)	(79,192,100)
4.00%, 01/01/48	(110,292)	(115,278,381)
4.50%, 01/01/48	(24,122)	(25,649,727)
5.00%, 01/01/48	(236)	(253,649)
Freddie Mac Mortgage-Backed Securities:
2.50%, 01/01/33	(400)	(399,312)
3.00%, 01/01/48	(3,018)	(3,017,527)
3.50%, 01/01/48	(5,893)	(6,051,683)
4.00%, 01/01/48	(448)	(468,475)
5.00%, 01/01/48	(1,450)	(1,557,674)
6.00%, 01/01/48	(600)	(670,477)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 01/01/48	(11,682)	(11,787,868)
3.50%, 01/01/48	(2,815)	(2,910,006)
4.00%, 01/01/48	(45,611)	(47,545,905)

		(387,650,718)

Total TBA Sale Commitments — (57.9)% (Proceeds: $387,604,244)		(387,650,718)

Options Written — 0.0% (Premiums Received: $42,995)		(50,000)

Total Investments Net of TBA Sale Commitments and Options Written — 118.1% (Cost: $793,406,424)		789,570,241
Liabilities in Excess of Other Assets — (18.1)%.		(120,760,983)

Net Assets — 100.0%		$668,809,258

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	Series M Portfolio

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,043,076)	$19,240
BNP Paribas Securities Corp.	3,157,964	3,254
Citigroup Global Markets, Inc.	37,186,585	(254,983)
Credit Suisse Securities (USA) LLC	27,443,856	(685)
Deutsche Bank Securities, Inc.	(7,006,882)	5,020
Goldman Sachs & Co.	14,567,679	(38,341)
Jeffries LLC	2,112,000	1,320
J.P. Morgan Securities LLC	(7,376,019)	26,192
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,102,910	(119,729)
Mizuho Securities USA, Inc.	(4,571,847)	37,987
Morgan Stanley & Co. LLC	27,080,754	(88,360)
Nomura Securities International, Inc.	(1,264,306)	(20,811)
RBC Capital Markets, LLC	6,276,955	(11,434)
Wells Fargo Securities, LLC	(1,766,592)	1,032

(f)	Annualized 7-day yield as of period end.
(g)	Rate shown is discount rate at the time of purchase.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Dollar	273	December 2018	$66,786	$(11,024)
Euro Dollar	115	March 2020	28,077	(52,615)
U.S. Ultra Treasury Bonds	2	March 2018	335	(1,718)

				(65,357)

Short Contracts
Euro Dollar	9	March 2018	2,210	15,176
Euro Dollar	2	June 2018	490	747
Euro Dollar	9	September 2018	2,204	7,414
Euro Dollar	2	March 2019	489	923
Euro Dollar	5	June 2019	1,222	4,231
Euro Dollar	2	September 2019	489	822
Euro Dollar	277	December 2019	67,636	10,488
U.S. Treasury Bonds (30 Year)	27	March 2018	4,131	5,643
U.S. Treasury Notes (10 Year)	134	March 2018	16,622	46,191
U.S. Treasury Notes (2 Year)	23	March 2018	4,925	11,809
U.S. Treasury Notes (5 Year)	426	March 2018	49,486	130,936

				234,380

				$169,023

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
U.S. Treasury Notes (10 Year) Futures	172	01/26/18	$123.00	$2,133,606	$21,500
Euro Dollar Futures	500	03/16/18	$97.75	$12,207,500	193,750

					$215,250

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series M Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
Euro Dollar Futures	500	03/16/18	$97.50	$12,207,500	$(50,000)

Centrally Cleared Interest Rate Swaps

Paid by the Fund			Received by the Fund	Termination	Notional Amount		Upfront Premium	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)	Value	Paid
2.42%	Semi-annual	3-month LIBOR	Quarterly	04/24/45	$820	$18,638	$18	$18,620
2.38%	Semi-annual	3-month LIBOR	Quarterly	04/24/45	$800	24,919	17	24,902
2.39%	Semi-annual	3-month LIBOR	Quarterly	04/24/45	$800	23,161	17	23,144
2.42%	Semi-annual	3-month LIBOR	Quarterly	04/24/45	$760	16,867	17	16,850
3-month LIBOR	Quarterly	2.83%	Semi-annual	07/10/45	$3,030	213,228	60	213,168
						$296,813	$129	$296,684

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) December 31, 2017	Series M Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments
Asset-Backed Securities	$—	$3,284,968	$—	$3,284,968
Non-Agency Mortgage-Backed Securities	—	107,746,615	8,316,500	116,063,115
U.S. Government Sponsored Agency Securities	—	1,020,142,493	3,814,348	1,023,956,841
U.S. Treasury Obligations	—	8,873,086	—	8,873,086
Short-Term Securities	9,885,957	14,991,742	—	24,877,699
Options Purchased:
Interest rate contracts	215,250	—	—	215,250
Liabilities
TBA Sale Commitments	—	(387,650,718)	—	(387,650,718)

	$10,101,207	$767,388,186	$12,130,848	$789,620,241

Derivative Financial Instruments(a)
Assets
Interest rate contracts	$234,380	$296,684	$—	$531,064
Liabilities
Interest rate contracts	(115,357)	—	—	(115,357)

	$119,023	$296,684	$—	$415,707

(a)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of March 31, 2017	$1,755,361	$—	$1,755,361
Transfers into Level 3	—	3,594,239	3,594,239
Transfers out of Level 3	(1,755,361)	—	(1,755,361)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)		—	—
Net change in unrealized appreciation (depreciation)(a)	(15,878)	220,109	204,231
Purchases	8,332,378	—	8,332,378
Sales	—	—	—
Maturities	—	—	—
Closing Balance, as of December 31, 2017	$8,316,500	$3,814,348	$12,130,848
Net change in unrealized appreciation/depreciation on investments still held at December 31, 2017(a)	$(15,878)	$220,109	$204,231

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	Series P Portfolio

Security	Shares	Value
Affiliated Investment Companies — 29.9%
BlackRock Allocation Target Shares: Series S Portfolio (a)	2,706,430	$25,656,954

Value
Total Affiliated Investment Companies — 29.9% (Cost: $26,320,901)	$25,656,954
Other Assets Less Liabilities — 70.1%	60,280,313

Net Assets — 100.0%	$85,937,267

(a)	During the period ended December 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 03/31/2017	Shares Purchased	Shares Sold	Shares Held at 12/31/2017	Value at 12/31/2017	Income	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Allocation Target Shares: Series S Portfolio	3,844,957	—	1,138,527	2,706,430	$25,656,954	$715,530	$(326,288)	$184,871

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Long Contracts
U.S. Ultra Treasury Bonds (10 Year)	5	March 2018	$ 668	$ 1,494

				1,494

Short Contracts
U.S. Treasury Notes (10 Year)	242	March 2018	30,019	105,809
U.S. Treasury Notes (2 Year)	80	March 2018	17,129	33,411
U.S. Treasury Notes (5 Year)	12	March 2018	1,394	7,458

				146,678
				$148,172

Centrally Cleared Interest Rate Swaps

Paid by the Fund			Received by the Fund	Effective	Termination	Notional Amount	Value	Upfront Premium	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Paid	(Depreciation)
3-month LIBOR	Quarterly	1.82%	Semi-annual	01/04/18(a)	09/30/19	$13,500	$(49,660)	$$158	$(49,818)
2.29%	Semi-annual	3-month LIBOR	Quarterly	N/A	08/15/26	$22,000	(37,259)	297	(37,556)
2.23%	Semi-annual	3-month LIBOR	Quarterly	N/A	04/24/27	$26,460	284,361	383	283,978
2.27%	Semi-annual	3-month LIBOR	Quarterly	N/A	05/18/27	$6,500	50,385	94	50,291
2.23%	Semi-annual	3-month LIBOR	Quarterly	N/A	08/11/27	$3,850	25,668	61	25,607

							$273,495	$993	$272,502

(a)	Forward swap.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	Series P Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments) The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments Affiliated Investment Companies	$25,656,954	$—	$—	$25,656,954

Derivative Financial Instruments(a)
Assets
Interest rate contracts	$148,172	$359,876	$—	$508,048
Liabilities
Interest rate contracts	—	(87,374)	—	(87,374)

	$148,172	$272,502	$—	$420,674

(a)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. During the period ended December 31, 2017, there were no transfers between levels.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 41.1%
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Class C, 2.72%, 09/09/19	$2	$2,480
Series 2013-5, Class C, 2.29%, 11/08/19	179	178,983
Series 2016-3, Class A3, 1.46%, 05/10/21	1,790	1,781,771
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.18%, 09/15/26 (a)(b)	350	355,562
Atrium X, Series 10A, Class AR, (3 mo. LIBOR US + 0.950%), 2.31%, 07/16/25 (a)(b)	2,936	2,942,714
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/48 (b)	616	613,506
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3 mo. LIBOR US + 1.010%), 2.37%, 04/15/25 (a)(b)	2,500	2,506,929
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 06/15/22	1,300	1,283,858
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 2.81%, 01/20/29 (a)(b)	1,000	1,014,471
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 02/16/21	2,550	2,544,526
Series 2016-2, Class A3, 1.52%, 02/16/21	420	418,269
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 08/16/21	2,379	2,359,345
Series 2015-A4, Class A4, 1.84%, 04/15/22	1,180	1,171,174
Series 2016-A2, Class A, 1.37%, 06/15/21	3,500	3,466,415
Series 2016-A4, Class A4, 1.49%, 07/15/22	4,305	4,230,879
Chesapeake Funding II LLC, Series 2016-2A,
Class A1, 1.88%, 06/15/28 (b)	1,155	1,153,196
CIFC Funding Ltd., Series 2014-2A, Class A1LR, (3 mo. LIBOR US + 1.200%), 2.65%, 05/24/26 (a)(b)	4,000	4,020,368
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 08/15/21	770	766,049
Series 2016-C, Class A3, 1.44%, 12/15/21	1,340	1,326,488
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (b)	3,310	3,317,009
Series 2016-3A, Class A, 2.15%, 04/15/24 (b)	2,200	2,190,567
Discover Card Execution Note Trust:
Series 2015-A2, Class A, 1.90%, 10/17/22	1,000	994,083
Series 2016-A4, Class A4, 1.39%, 03/15/22	3,000	2,963,172
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74%, 02/22/22 (b)	845	842,949
Series 2016-2, Class A3, 2.04%, 02/22/22 (b)	530	527,125
Series 2017-1, Class A2, 2.13%, 07/20/22 (b)	254	254,408
Series 2017-1, Class A3, 2.60%, 07/20/22 (b)	210	211,068
Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 02/15/22	680	667,731
Greystone Commercial Real Estate Notes Ltd.,
Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.03%, 03/15/27 (a)(b)(c)	610	609,939

Security	Par (000)	Value
Honda Auto Receivables Owner Trust,
Series 2016-4, Class A4, 1.36%, 01/18/23	$640	$629,307
Mercedes-Benz Receivables Trust,
Series 2016-1, Class A4, 1.46%, 12/15/22	2,000	1,970,591
Mill City Mortgage Loan Trust, Series 2016-1,
Class A1, 2.50%, 04/25/57 (b)(d)	870	864,194
Nissan Master Owner Trust Receivables,
Series 2016-A, Class A2, 1.54%, 06/15/21	1,090	1,080,798
PFS Financing Corp.:
Series 2016-BA, Class A, 1.87%, 10/15/21 (b)	190	188,858
Series 2015-AA, Class A, (1 mo. LIBOR US + 0.620%), 2.10%, 04/15/20 (a)(b)	1,600	1,601,652
Santander Drive Auto Receivables Trust,
Series 2017-1, Class A3, 1.77%, 09/15/20	140	139,767
SLM Private Credit Student Loan Trust,
Series 2003-B, Class A2, (3 mo. LIBOR US + 0.400%), 1.99%, 03/15/22 (a)	4	3,773
SLM Private Education Loan Trust:
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)	334	334,630
Series 2011-A, Class A3, (1 mo. LIBOR US + 2.500%), 3.98%, 01/15/43 (a)(b)	2,000	2,074,944
Series 2013-A, Class A2B, (1 mo. LIBOR US + 1.050%), 2.53%, 05/17/27 (a)(b)	1,406	1,414,384
SLM Student Loan Trust, Series 2013-4,
Class A, (1 mo. LIBOR US + 0.550%), 2.10%, 06/25/43 (a)	374	376,159
SMB Private Education Loan Trust,
Series 2016-B, Class A2A, 2.43%, 02/17/32 (b)	768	754,908
SoFi Professional Loan Program LLC:
Series 2015-B, Class A2, 2.51%, 09/27/32 (b)	1,169	1,161,538
Series 2015-D, Class A2, 2.72%, 10/27/36 (b)	552	551,755
Series 2016-A, Class A2, 2.76%, 12/26/36 (b)	1,812	1,810,559
Series 2016-C, Class A2B, 2.36%, 12/27/32 (b)	150	148,102
Series 2016-D, Class A2A, 1.53%, 04/25/33 (b)	168	167,580
Series 2016-D, Class A2B, 2.34%, 04/25/33 (b)	130	127,884
Series 2016-E, Class A2B, 2.49%, 01/25/36 (b)	460	455,416
Series 2015-A, Class A1, (1 mo. LIBOR US + 1.200%), 2.53%, 03/25/33 (a)(b)	1,334	1,358,526
Springleaf Funding Trust, Series 2015-AA,
Class A, 3.16%, 11/15/24 (b)	955	958,792
Synchrony Credit Card Master Note Trust,
Series 2015-1, Class A, 2.37%, 03/15/23	1,185	1,188,661
Towd Point Mortgage Trust, Series 2016-3,
Class A1, 2.25%, 04/25/56 (b)(d)	545	540,062
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 05/20/25 (b)	142	142,109
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 01/17/23	2,065	2,090,224
Series 2012-D, Class B, 3.34%, 04/17/23	330	332,645

Total Asset-Backed Securities — 41.1% (Cost: $67,513,833)		67,182,852

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Trusts — 0.1%

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	$110	$110,046

Total Capital Trusts — 0.1% (Cost: $110,091)		110,046

Corporate Bonds — 70.5%

Aerospace & Defense — 0.6%
Lockheed Martin Corp., 2.50%, 11/23/20	400	402,555
Northrop Grumman Corp., 2.08%, 10/15/20	275	272,759
United Technologies Corp. :
1.90%, 05/04/20	115	113,867
3.10%, 06/01/22	200	203,713

		992,894
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust,
Series 2012, 2.63%, 01/15/18 (b)	19	19,437

Airlines — 0.6%
Delta Air Lines, Inc. :
2.88%, 03/13/20	133	133,772
3.63%, 03/15/22	625	635,799
Virgin Australia Trust, Series 2013-1A,
Series 2013-1A, 5.00%, 04/23/25 (b)	262	272,825

		1,042,396
Automobiles — 1.5%
Daimler Finance North America LLC, 1.50%, 07/05/19 (b)(e)	1,750	1,729,527
Volkswagen Group of America Finance LLC :
2.13%, 05/23/19 (b)	350	348,570
2.40%, 05/22/20 (b)	315	314,080

		2,392,177
Banks — 18.3%
ANZ New Zealand International Ltd., 2.88%, 01/25/22 (b)	615	616,613
Australia & New Zealand Banking Group Ltd., 2.55%, 11/23/21	450	447,741
Bank Nederlandse Gemeenten NV, 1.75%, 10/30/19 (b)	1,500	1,489,890
Bank of America Corp. (3 mo. LIBOR US + 1.160%),:
3.12%, 01/20/23 (e)(f)	675	684,722
2.88%, 04/24/23 (e)(f)	1,105	1,106,625
Bank of Montreal, 2.10%, 12/12/19	325	324,099
Barclays PLC :
3.25%, 01/12/21	230	232,209
3.68%, 01/10/23 (e)	785	796,600
4.38%, 09/11/24	500	512,325
BB&T Corp., 2.45%, 01/15/20 (e)	1,500	1,504,965
BNP Paribas SA, 3.80%, 01/10/24 (b)(e)	785	812,180
Citigroup, Inc. :
2.45%, 01/10/20	220	220,101
2.90%, 12/08/21	515	518,389
2.75%, 04/25/22	330	329,332
2.88%, 07/24/23 (f)	100	99,499
Citizens Bank N.A. :
2.30%, 12/03/18	335	335,229
2.45%, 12/04/19 (e)	1,250	1,250,841
2.55%, 05/13/21	250	249,075
Commonwealth Bank of Australia :
2.25%, 03/10/20 (b)	600	598,152
2.75%, 03/10/22 (b)	400	401,149
Fifth Third Bancorp, 2.60%, 06/15/22	400	397,672
Fifth Third Bank :
2.38%, 04/25/19	500	501,447

Security	Par (000)	Value
Banks (continued)
1.63%, 09/27/19	$455	$449,747
HSBC Holdings PLC, 2.95%, 05/25/21 (e)	1,925	1,938,229
Huntington Bancshares, Inc., 2.30%, 01/14/22	500	491,949
Huntington National Bank, 2.88%, 08/20/20 (e)	665	670,492
JPMorgan Chase & Co. :
2.75%, 06/23/20 (e)	1,000	1,008,732
2.55%, 03/01/21 (e)	700	700,370
2.78%, 04/25/23 (f)	925	925,897
KeyBank N.A., 2.50%, 11/22/21 (e)	500	497,373
Lloyds Bank PLC, 2.70%, 08/17/20	550	552,145
Lloyds Banking Group PLC :
3.00%, 01/11/22	420	422,096
4.50%, 11/04/24	475	498,411
Mitsubishi UFJ Financial Group, Inc., 2.95%, 03/01/21	505	509,609
Mizuho Financial Group, Inc., 2.95%, 02/28/22	465	465,455
Oesterreichische Kontrollbank AG, 1.50%, 10/21/20	850	834,198
Royal Bank of Canada, 2.75%, 02/01/22	410	415,123
Santander Holdings USA, Inc., 3.70%, 03/28/22 (b)	210	212,527
Santander UK PLC, 2.13%, 11/03/20	755	748,928
Sumitomo Mitsui Financial Group, Inc. :
2.44%, 10/19/21	375	371,050
2.85%, 01/11/22	605	606,201
SunTrust Bank, 2.45%, 08/01/22	750	739,536
Swedbank AB, 2.65%, 03/10/21 (b)	500	501,559
U.S. Bancorp, 2.63%, 01/24/22	500	502,871
Wells Fargo & Co. :
2.63%, 07/22/22 (e)	830	825,536
3.07%, 01/24/23 (e)	1,015	1,022,617
Westpac Banking Corp., 1.60%, 08/19/19 (e)	530	524,494

		29,864,000
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23 (e)	1,000	1,023,293

Biotechnology — 2.6%
AbbVie, Inc., 2.50%, 05/14/20 (e)	1,120	1,123,452
Amgen, Inc. :
2.20%, 05/22/19 (e)	2,225	2,225,452
2.20%, 05/11/20 (e)	650	646,407
Gilead Sciences, Inc., 1.95%, 03/01/22	320	312,246

		4,307,557
Capital Markets — 5.3%
Bank of New York Mellon Corp., 2.15%, 02/24/20 (e)	750	748,928
Credit Suisse AG, 2.30%, 05/28/19 (e)	770	770,745
Credit Suisse Group AG, 3.57%, 01/09/23 (b)(e)	625	635,444
E*TRADE Financial Corp., 2.95%, 08/24/22	280	277,636
Goldman Sachs Group, Inc. :
2.60%, 12/27/20	480	479,947
3.00%, 04/26/22 (e)	1,900	1,907,449
2.91%, 06/05/23 (f)	500	496,675
Moody’s Corp., 2.75%, 07/15/19 (e)	690	694,231
Morgan Stanley :
2.63%, 11/17/21	500	497,722
2.29%, 07/22/22 (a)(e)	1,195	1,204,597
UBS Group Funding Switzerland AG :
2.65%, 02/01/22 (b)	200	197,735
3.49%, 05/23/23 (b)(e)	765	777,174

		8,688,283
Chemicals — 0.4%
Air Liquide Finance SA, 1.75%, 09/27/21 (b)	200	193,955

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20	$245	$244,784
Sherwin-Williams Co., 2.25%, 05/15/20	205	204,314

		643,053
Commercial Services & Supplies — 0.8%
Aviation Capital Group Corp. :
4.63%, 01/31/18 (b)	950	951,928
2.88%, 01/20/22 (b)	410	409,663

		1,361,591
Consumer Finance — 5.3%
American Express Co., 2.50%, 08/01/22 (e)	800	790,344
Capital One Financial Corp. :
2.45%, 04/24/19 (e)	1,154	1,156,694
2.50%, 05/12/20	475	474,405
Capital One N.A., 2.25%, 09/13/21	500	490,472
ERAC USA Finance LLC, 2.60%, 12/01/21 (b)	350	345,519
Ford Motor Credit Co. LLC :
2.94%, 01/08/19	400	402,498
2.68%, 01/09/20	510	511,230
8.13%, 01/15/20 (e)	700	775,403
2.43%, 06/12/20	200	198,815
General Motors Financial Co., Inc. :
3.10%, 01/15/19	470	472,516
3.15%, 01/15/20 (e)	610	616,889
3.20%, 07/13/20	396	401,375
Nissan Motor Acceptance Corp. :
2.00%, 03/08/19 (b)	340	339,175
2.25%, 01/13/20 (b)(e)	795	793,570
Synchrony Financial, 3.00%, 08/15/19	900	906,259

		8,675,164
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust :
4.63%, 10/30/20	505	529,382
3.95%, 02/01/22	650	669,920
3.50%, 05/26/22	170	172,526
BAT International Finance PLC :
2.75%, 06/15/20 (b)(e)	800	803,913
3.25%, 06/07/22 (b)	155	157,276
BP Capital Markets PLC, 3.22%, 11/28/23	210	214,518
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (b)	295	284,642
Deutsche Telekom International Finance BV, 2.82%, 01/19/22 (b)(e)	770	770,977
Enel Finance International NV, 2.88%, 05/25/22 (b)	200	199,456
GE Capital International Funding Co., 2.34%, 11/15/20	600	597,234
Hyundai Capital America :
2.40%, 10/30/18 (b)	140	139,865
2.55%, 04/03/20 (b)	215	213,245
Voya Financial, Inc., 2.90%, 02/15/18 (e)	1,029	1,030,005

		5,782,959
Diversified Telecommunication Services — 0.8%
AT&T Inc. :
3.20%, 03/01/22	310	313,345
2.85%, 02/14/23	420	421,665
Verizon Communications, Inc. :
2.95%, 03/15/22	390	392,376
3.38%, 02/15/25 (b)	167	167,631

		1,295,017
Electric Utilities — 1.2%
Duke Energy Corp., 1.80%, 09/01/21	370	359,882

Security	Par (000)	Value
Electric Utilities (continued)
Emera U.S. Finance LP, 2.15%, 06/15/19	$235	$234,086
Eversource Energy, 2.75%, 03/15/22	415	415,751
Exelon Corp., 2.45%, 04/15/21	255	253,844
FirstEnergy Corp., 2.85%, 07/15/22	159	157,555
Georgia Power Co., 2.00%, 09/08/20	525	521,982
ITC Holdings Corp., 2.70%, 11/15/22 (b)	85	84,846

		2,027,946
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 04/01/20	290	288,567

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc., 2.77%, 12/15/22 (b)	225	224,718

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp., 2.25%, 01/15/22	1,000	973,962
Crown Castle International Corp. :
3.40%, 02/15/21	615	628,062
2.25%, 09/01/21	315	309,687
3.20%, 09/01/24	385	381,008
HCP, Inc., 3.75%, 02/01/19 (e)	800	809,620
Realty Income Corp., 3.25%, 10/15/22	375	381,043

		3,483,382
Food & Staples Retailing — 1.3%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22 (b)	350	346,783
CVS Health Corp. :
2.25%, 08/12/19	131	130,604
2.80%, 07/20/20	155	155,646
2.13%, 06/01/21 (e)	325	317,170
Walgreen Co., 3.10%, 09/15/22	200	200,799
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	950	955,767

		2,106,769
Food Products — 0.8%
Tyson Foods, Inc., 2.25%, 08/23/21	165	162,784
Wm. Wrigley Jr. Co. :
2.90%, 10/21/19 (b)(e)	595	600,532
3.38%, 10/21/20 (b)(e)	595	609,359

		1,372,675
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories :
2.00%, 09/15/18 (e)	615	614,866
2.90%, 11/30/21	380	384,399
Becton Dickinson and Co., 2.40%, 06/05/20	280	278,481
Stryker Corp., 2.00%, 03/08/19	315	314,514

		1,592,260
Health Care Providers & Services — 0.1%
Anthem, Inc., 2.50%, 11/21/20	175	174,635

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp., 3.95%, 10/15/20	600	626,403
Marriott International, Inc., 3.13%, 10/15/21	1,005	1,017,206

		1,643,609
Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 2.80%, 12/15/21	130	130,229

Insurance — 4.1%
AIA Group Ltd., 2.25%, 03/11/19 (b)(e)	500	497,114
American International Group, Inc. :
2.30%, 07/16/19 (e)	655	654,509
3.30%, 03/01/21 (e)	930	948,066
Aon PLC, 2.80%, 03/15/21	560	561,907

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
AXIS Specialty Finance PLC, 2.65%, 04/01/19 (e)	$736	$733,541
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	235	256,450
Marsh & McLennan Cos., Inc., 2.35%, 09/10/19 (e)	1,250	1,253,476
MassMutual Global Funding II, 2.00%, 04/15/21 (b)(e)	500	492,215
New York Life Global Funding :
1.95%, 02/11/20 (b)(e)	705	700,424
2.00%, 04/13/21 (b)	230	226,986
Pricoa Global Funding I, 2.45%, 09/21/22 (b)	170	168,473
Willis North America, Inc., 3.60%, 05/15/24	135	137,241

		6,630,402
Internet & Direct Marketing Retail — 0.1%
Priceline Group, Inc., 2.75%, 03/15/23	180	179,349

Internet Software & Services — 0.4%
Baidu, Inc., 2.88%, 07/06/22	300	296,555
eBay, Inc., 2.15%, 06/05/20	290	287,963

		584,518
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	235	241,456

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc., 3.30%, 02/15/22	. 975	997,835

Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (e)	440	459,074
NBCUniversal Enterprise, Inc., (3 mo. LIBOR US + 0.400%), 2.09%, 04/01/21 (a)(b)	300	300,941
Omnicom Group, Inc., 4.45%, 08/15/20	465	487,807
Sky PLC :
6.10%, 02/15/18 (b)	278	279,296
2.63%, 09/16/19 (b)(e)	1,255	1,257,443
Time Warner, Inc., 4.70%, 01/15/21	100	105,648

		2,890,209
Metals & Mining — 0.3%
Anglo American Capital PLC, 4.13%, 04/15/21 (b)	200	205,592
Newmont Mining Corp., 3.50%, 03/15/22	190	193,966

		399,558
Multi-Utilities — 0.2%
CenterPoint Energy, Inc., 2.50%, 09/01/22	270	265,937

Oil, Gas & Consumable Fuels — 1.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. :
6.25%, 10/15/22	53	56,231
3.50%, 12/01/22	145	144,725
Apache Corp., 6.90%, 09/15/18	58	59,832
ConocoPhillips Co., 2.20%, 05/15/20	360	359,192
Enbridge, Inc., 2.90%, 07/15/22	155	154,062
Energy Transfer LP, 3.60%, 02/01/23	150	150,158
Enterprise Products Operating LLC, 2.55%, 10/15/19	285	285,897
Kinder Morgan, Inc. :
3.05%, 12/01/19	145	146,270
3.15%, 01/15/23	465	462,168
Pioneer Natural Resources Co. :
7.50%, 01/15/20	45	49,357
3.45%, 01/15/21	385	392,751
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	340	364,500

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Schlumberger Investment SA, 3.30%, 09/14/21 (b)	$500	$512,234

		3,137,377
Pharmaceuticals — 2.5%
Allergan Funding SCS :
3.00%, 03/12/20 (e)	2,100	2,118,893
3.45%, 03/15/22	200	203,211
Mylan NV, 2.50%, 06/07/19	125	124,871
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (e)	955	939,969
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19 (e)	760	738,413

		4,125,357
Road & Rail — 2.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. :
2.50%, 06/15/19 (b)	320	320,618
3.05%, 01/09/20 (b)(e)	1,545	1,563,530
3.20%, 07/15/20 (b)	290	294,326
3.38%, 02/01/22 (b)	440	448,238
Ryder System, Inc. :
2.45%, 11/15/18	125	125,318
2.88%, 09/01/20 (e)	1,000	1,006,900

		3,758,930
Semiconductors & Semiconductor Equipment — 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd. :
2.38%, 01/15/20 (b)(e)	335	332,734
3.00%, 01/15/22 (b)	449	445,197
Lam Research Corp., 2.80%, 06/15/21	1,215	1,222,625
QUALCOMM, Inc., 2.10%, 05/20/20	820	816,551

		2,817,107
Software — 0.4%
CA, Inc., 3.60%, 08/15/22	265	268,671
Oracle Corp., 2.63%, 02/15/23	360	360,799

		629,470
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co. :
2.10%, 10/04/19 (b)	160	158,905
3.60%, 10/15/20	600	612,599
NetApp, Inc., 2.00%, 09/27/19	320	317,521

		1,089,025
Tobacco — 3.2%
Altria Group, Inc. :
2.63%, 01/14/20 (e)	1,000	1,006,447
4.75%, 05/05/21 (e)	240	257,371
BAT Capital Corp., 2.30%, 08/14/20 (b)	1,145	1,138,702
Philip Morris International, Inc. :
4.50%, 03/26/20	325	340,153
1.88%, 02/25/21	160	157,074
Reynolds American, Inc., 3.25%, 06/12/20 (e)	2,203	2,238,457

		5,138,204
Trading Companies & Distributors — 1.8%
Air Lease Corp. :
2.63%, 09/04/18	110	110,324
3.38%, 01/15/19	500	504,843
3.38%, 06/01/21	155	158,331
2.63%, 07/01/22	650	641,234
GATX Corp., 2.50%, 03/15/19 (e)	1,000	999,653
International Lease Finance Corp., 4.63%, 04/15/21	468	492,670

		2,907,055

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23 (b)	$188	$188,672

Total Corporate Bonds — 70.5% (Cost: $115,479,134)		115,113,072

Non-Agency Mortgage-Backed Securities — 13.4%

Collateralized Mortgage Obligations — 1.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.80%, 10/25/34 (d) .	2	2,438
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, (1 mo. LIBOR US + 0.740%), 2.29%, 11/25/34 (a)	2	1,958
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.35%, 05/20/34 (d)	76	76,562
JP Morgan Trust:
Series 2015-3, Class A5, 3.50%, 05/25/45 (b)(d)	877	889,747
Series 2016-2, Class A1, 2.69%, 06/25/46 (b)(d)	792	790,519
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.54%, 06/25/34 (d)	59	59,007

		1,820,231
Commercial Mortgage-Backed Securities — 11.7%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 04/10/28 (b)	830	832,063
Commercial Mortgage Trust:
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,739,058
Series 2013-SFS, Class A1, 1.87%, 04/12/35 (b)	275	268,751
Series 2014-UBS2, Class A2, 2.82%, 03/10/47	1,380	1,389,835
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47	1,110	1,140,833
Series 2015-CR23, Class A2, 2.85%, 05/10/48	3,740	3,778,404
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.300%), 2.55%, 12/15/34 (a)(b)	186	185,703
GS Mortgage Securities Trust, Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,500	1,557,316
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4, 3.48%, 06/15/45	3,000	3,086,750
Series 2016-WPT, Class A, (1 mo. LIBOR US + 1.450%), 2.93%, 10/15/33 (a)(b)	500	501,251
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.11%, 07/15/40 (d)	866	865,949
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 03/15/45 .	1,900	1,937,931
Series 2014-CPT, Class A, 3.35%, 07/13/29 (b)	1,300	1,329,800
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.01%, 02/15/51 (d)	318	317,925

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 2.83%, 06/15/29 (a)(b)	$150	$150,232

		19,081,801
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.78%, 09/15/48 (d)	5,022	230,496
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 0.98%, 05/10/48 (d)	2,572	121,172
Series 2015-LC21, Class XA, 0.85%, 07/10/48 (d)	6,380	256,219
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.81%, 01/15/49 (d)	994	103,825
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA, 0.80%, 06/15/46 (d)	9,327	295,828

		1,007,540

Total Non-Agency Mortgage-Backed Securities — 13.4% (Cost: $22,462,747)		21,909,572

U.S. Government Sponsored Agency Securities — 28.4%

Collateralized Mortgage Obligations — 3.8%
Freddie Mac:
Series 3959, Class MA, 4.50%, 09/15/41- 11/15/41	556	588,749
Series 4239, Class AB, 4.00%, 12/15/39	811	840,515
Series 4253, Class PA, 3.50%, 10/15/35- 06/15/50	1,734	1,768,414
Series 4459, Class BN, 3.00%, 06/15/42- 02/15/44	2,150	2,175,880
Series 4494, Class KA, 3.75%, 10/15/42	862	894,098

		6,267,656
Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac, Series KP03, Class A2, 1.78%, 07/25/19	813	809,462

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.18%, 01/25/22 (d)	1,228	60,931
Freddie Mac, Series KW01, Class X1, 0.98%, 01/25/26 (d)	2,105	127,996

		188,927
Mortgage-Backed Securities — 24.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-01/01/33 (e)(g)	6,734	6,730,339
3.00%, 01/01/33 (g)	9,700	9,879,981
3.50%, 01/01/33 (g)	8,110	8,370,874
4.00%, 01/01/33 (g)	1,345	1,383,221
4.50%, 09/01/26 (e)	115	121,648
5.00%, 07/01/19-07/01/25 (e)	263	268,390
2.72%, 07/01/43 (a)(e)	1,947	1,971,077
2.88%, 07/01/44 (a)(e)	1,198	1,220,730
2.95%, 10/01/45 (a)(e)	2,104	2,128,120
3.15%, 06/01/45 (a)(e)	1,424	1,445,639

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/27 (e)	$964	$969,381
5.00%, 01/01/19-09/01/21	100	102,396
5.50%, 05/01/22 (e)	123	126,165
(12 mo. LIBOR US + 1.620%) 2.61%, 03/01/45 (a)(e)	1,733	1,753,547
(12 mo. LIBOR US + 1.620%), 3.06%, 05/01/45 (a)(e)	2,596	2,635,592

		39,107,100

Total U.S. Government Sponsored Agency Securities — 28.4% (Cost: $46,674,849)		46,373,145

Total Long-Term Investments — 153.5% (Cost: $252,240,654)		250,688,687

	Shares

Short-Term Securities — 1.0%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.11% (h)	1,512,856	1,512,856

Total Short-Term Securities — 1.0% (Cost: $1,512,856)		1,512,856

Options Purchased — 0.0% (Cost: $39,038)		18,200

Total Investments — 154.5% (Cost: $253,792,548)		252,219,743
Liabilities in Excess of Other
Assets — (54.5)%.		(88,930,227)

Net Assets — 100.0%		$163,289,516

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$499,219	$801
Citigroup Global Markets, Inc.	8,370,874	(6,502)
Credit Suisse Securities (USA) LLC	11,263,201	(5,163)
Goldman Sachs & Co.	1,914,005	(1,024)
J.P. Morgan Securities LLC	139,781	44
Merrill Lynch, Pierce, Fenner & Smith, Inc.	149,766	117
Morgan Stanley & Co. LLC	499,219	781

(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio (Percentages shown are based on Net Assets)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.84%	04/06/17	Open	$661,500	$668,173	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	04/06/17	Open	2,147,925	2,169,592	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	05/10/17	Open	1,090,530	1,100,140	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	05/15/17	Open	699,200	705,238	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	05/24/17	Open	571,200	575,941	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	05/24/17	Open	960,000	967,969	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	05/24/17	Open	580,125	584,940	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	06/15/17	Open	662,400	667,920	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	06/15/17	Open	502,838	507,028	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	06/15/17	Open	475,000	478,958	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	06/19/17	Open	463,750	467,765	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	06/21/17	Open	1,192,250	1,202,466	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	06/29/17	Open	2,108,188	2,125,507	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	06/29/17	Open	666,225	671,727	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	06/29/17	Open	892,925	900,300	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	06/29/17	Open	1,190,625	1,200,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	07/18/17	Open	982,013	989,213	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/01/17	Open	1,055,275	1,062,453	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/01/17	Open	955,000	961,496	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/01/17	Open	957,500	964,013	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/01/17	Open	975,000	981,632	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/01/17	Open	1,123,300	1,130,940	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/11/17	Open	972,405	978,590	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80%	08/23/17	Open	748,294	752,547	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/23/17	Open	697,300	701,365	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80%	08/23/17	Open	738,225	742,421	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80%	08/23/17	Open	779,163	783,591	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80%	08/23/17	Open	750,000	754,263	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80%	08/23/17	Open	723,800	727,914	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/23/17	Open	755,563	759,968	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/23/17	Open	585,600	589,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/23/17	Open	646,312	650,080	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/23/17	Open	614,250	617,831	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/23/17	Open	579,637	583,016	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80%	08/23/17	Open	635,075	638,684	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	08/23/17	Open	745,500	749,846	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.20%	08/29/17	Open	420,200	423,022	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	09/18/17	Open	476,250	478,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	09/18/17	Open	304,687	306,100	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	09/18/17	Open	733,425	736,826	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	09/18/17	Open	710,625	713,921	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	09/18/17	Open	2,016,000	2,025,349	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.80%	11/15/17	Open	313,644	314,279	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/08/17	Open	243,600	243,837	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	1,866,000	1,867,260	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	939,000	939,634	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	1,210,000	1,210,817	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	116,000	116,078	U.S. Government Sponsored Agency Securities	Up to 30 Days

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	$553,000	$553,373	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	2,145,000	2,146,448	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	379,000	379,256	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	153,000	153,103	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	1,739,000	1,740,174	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	1,448,000	1,448,977	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	2,587,000	2,588,746	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	122,000	122,082	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	1,989,000	1,990,343	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.62%	12/14/17	01/17/18	276,000	276,186	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.84%	12/19/17	Open	1,058,400	1,059,103	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/19/17	Open	620,612	621,024	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	775,187	775,662	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	960,000	960,589	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	606,250	606,622	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	1,490,925	1,491,839	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	756,000	756,464	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	899,775	900,327	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	774,000	774,475	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	1,823,937	1,825,056	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	1,428,750	1,429,626	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	1,631,875	1,632,876	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	1,795,500	1,796,601	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.84%	12/20/17	Open	1,175,000	1,175,721	Corporate Bonds	Open/Demand
Total				$67,420,535	$67,693,255

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	47	March 2018	$10,063	$ (9,118)

				(9,118)

Short Contracts
U.S. Treasury Notes (10 Year)	77	March 2018	9,552	44,323
U.S. Treasury Notes (5 Year)	303	March 2018	35,198	118,535
U.S. Ultra Treasury Bonds (10 Year)	20	March 2018	2,671	7,984

				170,842
				$161,724

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)	Value
Put
5-Year Interest Rate Swap, 01/20/27	3.35%	Semi-annual	3-month LIBOR	Quarterly	Deutsche Bank AG	01/18/22	3.35%	$1,735	$18,200

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value		(Depreciation)
3-month LIBOR	Quarterly	0.93%	Semi-annual	N/A	08/05/18	$22,000	$ (70,896)	$ 74	$ (70,971)
3-month LIBOR	Quarterly	1.49%	Semi-annual	N/A	01/20/19	$12,230	(3,951)	71	(4,022)
3-month LIBOR	Quarterly	1.51%	Semi-annual	N/A	04/21/19	$20,000	(106,624)	148	(106,772)
1.22%	Semi-annual	3-month LIBOR	Quarterly	N/A	05/18/21	$10,000	312,722	103	312,620
1.30%	Semi-annual	3-month LIBOR	Quarterly	N/A	05/20/21	$10,000	286,231	103	286,128
1.95%	Semi-annual	3-month LIBOR	Quarterly	N/A	01/20/22	$ 5,080	20,867	59	20,808
3-month LIBOR	Quarterly	2.70%	Semi-annual	01/20/22(a)	01/20/27	$ 580	4,723	6	4,717
							$ 443,072	$564	$ 442,508

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) December 31, 2017	Series S Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments:
Asset-Backed Securities	$—	$66,572,913	$609,939	$67,182,852
Corporate Bonds(a)	—	115,113,072	—	115,113,072
Capital Trusts(a)	—	110,046	—	110,046
Non-Agency Mortgage-Backed Securities	—	21,909,572	—	21,909,572
U.S. Government Sponsored Agency Securities	—	46,373,145	—	46,373,145
Short-Term Securities	1,512,856	—	—	1,512,856
Options Purchased:
Interest rate contracts	—	18,200	—	18,200

	$1,512,856	$250,096,948	$609,939	$252,219,743

Derivative Financial Instruments(b)
Assets
Interest rate contracts	$170,842	$624,272	$—	$795,114
Liabilities
Interest rate contracts	(9,118)	(181,764)	—	(190,882)

	$161,724	$442,508	$—	$604,232

(a)	See above Schedule of Investments for values in each industry.

(b)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $67,693,255 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Asset-Backed Securities
Assets
Opening Balance, as of March 31, 2017	$4,350,000
Transfers into Level 3	609,658
Transfers out of Level 3	(4,350,000)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	281
Purchases	—
Sales	—

Closing Balance, as of December 31, 2017	$609,939

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017(a)	$281

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: February 22, 2018